                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-06136

                             Homestead Funds, Inc.

               (Exact name of registrant as specified in charter)


                             4301 Wilson Boulevard
                              Arlington, VA 22203

              (Address of principal executive offices) (Zip code)


                              Danielle Sieverling
                             Homestead Funds, Inc.
                             4301 Wilson Boulevard
                              Arlington, VA 22203

                    (Name and address of agent for service)


                                   Copies to:
                             Bibb L. Strench, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415
                 (Name and addresses of the agent for service)



Registrant's telephone number, including area code: (703) 907-6029

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM NUMBER 1. SCHEDULE OF INVESTMENTS.

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

                                                Interest   Maturity      Face
                                                  Rate       Date       Amount         Value
                                                --------   --------   ----------   ------------
CORPORATE NOTES (12.4% of portfolio)
CIT Group Inc.                                   7.38%     04/02/07   $6,112,000   $  6,112,328
CIT Group Inc.                                   5.50      11/30/07      550,000        550,658
EI Dupont De Nemours & Co.                       3.38      11/15/07      100,000         98,776
General Electric Capital Corp.                   5.00      06/15/07      250,000        249,786
Merrill Lynch & Co. Inc.                         3.00      04/30/07      350,000        349,360
Merrill Lynch & Co. Inc.                         4.25      09/14/07      825,000        820,717
Merrill Lynch & Co. Inc.                         4.00      11/15/07      100,000         99,153
Pepsico Inc.                                     3.20      05/15/07    6,475,000      6,459,010
Procter & Gamble Co.                             4.75      06/15/07      500,000        499,404
Wal-Mart Stores, Inc.                            4.38      07/12/07    1,100,000      1,097,145
XTRA Corp.                                       7.53      06/01/07      500,000        501,728
                                                                                   ------------
   Total Corporate Notes (Cost $16,838,065)                                          16,838,065
                                                                                   ------------
COMMERCIAL PAPER (84.0% of portfolio)
American General Finance Corp.                   5.25      04/05/07    2,000,000      1,998,833
American General Finance Corp.                   5.25      04/13/07    1,650,000      1,647,113
American General Finance Corp.                   5.24      04/20/07    1,400,000      1,396,128
American General Finance Corp.                   5.26      04/25/07    1,450,000      1,444,915
American Honda Finance Corp.                     5.22      04/04/07    2,430,000      2,428,943
American Honda Finance Corp.                     5.25      04/11/07    2,300,000      2,296,665
American Honda Finance Corp.                     5.23      04/23/07    1,990,000      1,983,640
Chevron Texaco Funding Corp.                     5.22      04/04/07    1,930,000      1,929,160
Chevron Texaco Funding Corp.                     5.22      04/06/07    2,300,000      2,298,333
Chevron Texaco Funding Corp.                     5.22      04/10/07    1,250,000      1,248,369
Chevron Texaco Funding Corp.                     5.21      04/11/07    1,100,000      1,098,408
Citigroup Funding Inc.                           5.25      04/11/07    2,030,000      2,027,040
Citigroup Funding Inc.                           5.27      04/11/07    2,160,000      2,156,841
Citigroup Funding Inc.                           5.24      04/23/07    2,330,000      2,322,539
Coca-Cola Co.                                    5.20      04/02/07    3,080,000      3,079,555
Coca-Cola Co.                                    5.20      04/12/07    3,245,000      3,239,844
Deere & Company                                  5.24      04/05/07    2,279,000      2,277,673
Deere & Company                                  5.26      04/24/07    2,300,000      2,292,271
Deere & Company                                  5.25      05/29/07    1,990,000      1,973,168
EI Dupont De Nemours & Co.                       5.22      04/23/07      777,000        774,521
EI Dupont De Nemours & Co.                       5.22      04/30/07    3,000,000      2,987,385
General Electric Capital Corp.                   5.23      04/17/07    3,000,000      2,993,027
General Electric Capital Corp.                   5.23      04/27/07    1,600,000      1,593,956
General Electric Capital Corp.                   5.23      04/30/07    1,720,000      1,712,754
IBM Corp.                                        5.23      04/25/07    3,800,000      3,786,751
IBM Corp.                                        5.23      04/27/07    2,710,000      2,699,764
Johnson & Johnson                                5.20      05/30/07    3,415,000      3,385,897
Merrill Lynch & Co. Inc.                         5.21      04/09/07    1,520,000      1,518,240
Merrill Lynch & Co. Inc.                         5.24      04/13/07    2,040,000      2,036,437
Merrill Lynch & Co. Inc.                         5.21      04/16/07      230,000        229,501
Merrill Lynch & Co. Inc.                         5.22      05/25/07    1,200,000      1,190,604
MetLife Inc.                                     5.23      04/12/07    3,500,000      3,494,407
MetLife Inc.                                     5.22      04/16/07    1,600,000      1,596,520
MetLife Inc.                                     5.20      05/07/07      550,000        547,140
MetLife Inc.                                     5.22      06/08/07    1,030,000      1,019,844
Nestle Capital Corp.                             5.21      04/10/07    1,680,000      1,677,812
Nestle Capital Corp.                             5.24      04/20/07    1,210,000      1,206,654
Nestle Capital Corp.                             5.23      04/26/07    2,000,000      1,992,743
Nestle Capital Corp.                             5.21      05/08/07    1,620,000      1,611,325
Prudential Funding Corp.                         5.24      04/30/07    1,890,000      1,882,022
Prudential Funding Corp.                         5.24      05/03/07    1,980,000      1,970,777
Prudential Funding Corp.                         5.24      05/04/07    2,650,000      2,637,271

DAILY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                Interest   Maturity      Face
                                                  Rate       Date       Amount         Value
                                                --------   --------   ----------   ------------
COMMERCIAL PAPER - CONTINUED
Southern Company                                 5.27%     04/24/07   $  910,000   $    906,936
Southern Company                                 5.27      05/02/07    5,600,000      5,574,587
Total S.A                                        5.22      04/05/07    1,720,000      1,719,002
Total S.A                                        5.22      04/09/07    2,918,000      2,914,615
Total S.A                                        5.27      04/09/07    1,130,000      1,128,677
Toyota Motor Credit Corp.                        5.23      04/03/07    2,440,000      2,439,291
Toyota Motor Credit Corp.                        5.23      04/19/07    1,740,000      1,735,450
Toyota Motor Credit Corp.                        5.23      04/30/07    2,390,000      2,379,931
Wal-Mart Stores, Inc.                            5.20      04/17/07    2,902,000      2,895,293
Wal-Mart Stores, Inc.                            5.22      04/24/07    2,510,000      2,501,629
XTRA Corp.                                       5.25      04/09/07    4,558,000      4,552,682
XTRA Corp.                                       5.25      04/18/07    1,460,000      1,456,380
                                                                                   ------------
   Total Commercial Paper (Cost $113,889,263)                                       113,889,263
                                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.6% of
   portfolio)
Federal Farm Credit Bank                         3.25      04/27/07      500,000        499,234
Federal Home Loan Bank                           3.00      04/30/07    1,000,000        998,115
Federal Home Loan Bank                           3.38      06/08/07      500,000        498,210
Federal Home Loan Bank                           3.25      07/13/07    1,000,000        994,221
Federal Home Loan Bank                           4.63      07/18/07      200,000        199,611
Federal Home Loan Bank                           3.20      08/10/07      500,000        496,304
Federal Home Loan Bank                           4.00      08/30/07    1,000,000        994,779
Federal Home Loan Mortgage Corp. (a)             3.30      04/30/07       25,000         24,954
Federal Home Loan Mortgage Corp. (a)             3.16      05/07/07       30,000         29,938
Federal Home Loan Mortgage Corp. (a)             3.50      10/25/07       75,000         74,272
                                                                                   ------------
   Total U.S. Government Agency Obligations
      (Cost $4,809,638)                                                               4,809,638
                                                                                   ------------
MONEY MARKET ACCOUNT (less than 0.1% of
   portfolio)
SSgA Money Market Fund                           4.98(b)                     485            485
                                                                                   ------------
   Total Money Market Account (Cost $485)                                                   485
                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (COST
   $135,537,451) - 100%                                                            $135,537,451
                                                                                   ============

----------
(a) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(b)  7-day yield at March 31, 2007.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

                                                                    Interest   Maturity      Face
                                                                      Rate       Date       Amount        Value
                                                                    --------   --------   ----------   -----------
ASSET BACKED SECURITIES (7.9% of portfolio)
Small Business Administration 93-20J                                5.90%      10/01/13   $   72,872   $    74,071
Small Business Administration 98-20D                                6.15       04/01/18       99,293       101,791
Small Business Administration 98-20E                                6.30       05/01/18       64,908        66,754
Small Business Administration 98-20H                                6.15       08/01/18       31,961        32,800
Small Business Administration 99-20D                                6.15       04/01/19      101,105       103,887
Small Business Administration 05-10E                                4.54       09/01/15       87,566        86,413
Small Business Administration Pool # 100075                         3.50       05/25/19       64,419        58,915
Small Business Administration Pool # 500724                         7.25(a)    12/25/13       14,647        14,472
Small Business Administration Pool # 502261                         6.38(a)    10/25/17       22,999        22,771
Small Business Administration Pool # 502477                         6.25(a)    09/25/18       61,814        60,957
Small Business Administration Pool # 502543                         5.95(a)    01/25/19      109,558       109,982
Small Business Administration Pool # 502684                         6.25(a)    07/25/19       26,278        26,532
Small Business Administration Pool # 503278                         5.88(a)    02/25/21       43,668        43,849
Small Business Administration Pool # 503463                         6.13(a)    09/25/21       81,666        80,510
Small Business Administration Pool # 504305                         5.88(a)    10/25/23       31,065        30,503
Small Business Investment Companies 99-10A                          6.24       03/10/09      306,156       311,720
Small Business Investment Companies 02-20K                          5.08       11/01/22       74,642        74,682
Small Business Investment Companies 02-P10B                         5.20       08/01/12      156,215       157,014
Small Business Investment Companies 03-10A                          4.63       03/10/13      697,470       680,212
Small Business Investment Companies 03-10B                          3.39       03/01/13      102,999        98,854
Small Business Investment Companies 03-P10A                         4.52       02/10/13       51,169        49,691
Small Business Investment Companies 03-P10B                         5.14       08/10/13      147,587       147,881
Small Business Investment Companies 04-10A                          4.12       03/01/14      188,641       179,365
Small Business Investment Companies 04-10B                          4.68       09/10/14      192,182       187,690
Small Business Investment Companies 04-P10A                         4.50       02/01/14      161,821       157,149
                                                                                                       -----------
   Total Asset Backed Securities (Cost $2,926,603)                                                       2,958,465
                                                                                                       -----------
MORTGAGE BACKED SECURITIES (15.4% of portfolio)
GNMA #1928                                                          7.00       11/20/09        5,345         5,405
GNMA #8004                                                          5.75(a)    07/20/22       53,745        54,257
GNMA #8006                                                          5.75(a)    07/20/22       47,157        47,717
GNMA #8038                                                          5.75(a)    08/20/22       28,260        28,539
GNMA #8040                                                          5.75(a)    08/20/22       66,438        67,206
GNMA #8054                                                          6.13(a)    10/20/22       13,444        13,586
GNMA #8076                                                          6.13(a)    11/20/22       27,406        27,732
GNMA #8102                                                          5.13(a)    02/20/16       18,572        18,684
GNMA #8103                                                          5.63(a)    02/20/16       62,292        62,933
GNMA #8157                                                          5.38(a)    03/20/23       58,553        59,168
GNMA #8191                                                          5.38(a)    05/20/23       97,256        98,117
GNMA #8215                                                          5.38(a)    04/20/17       12,314        12,413
GNMA #8259                                                          5.75(a)    08/20/23       24,515        24,742
GNMA #8297                                                          6.13(a)    12/20/17       29,309        29,745
GNMA #8332                                                          5.50(a)    03/20/18       19,410        19,618
GNMA #8344                                                          5.50(a)    04/20/18       37,319        37,677
GNMA #8384                                                          5.38(a)    03/20/24       13,499        13,626
GNMA #8393                                                          6.00(a)    08/20/18       12,892        12,947
GNMA #8400                                                          5.75(a)    08/20/18       24,979        25,216
GNMA #8405                                                          6.00(a)    09/20/18       21,997        22,223
GNMA #8423                                                          5.38(a)    05/20/24       15,695        15,855
GNMA #8429                                                          6.13(a)    11/20/18       26,175        26,551
GNMA #8459                                                          5.75(a)    07/20/24       23,883        24,143
GNMA #8499                                                          5.88(a)    05/20/19       11,940        12,107
GNMA #8518                                                          6.13(a)    10/20/24       21,533        21,795
GNMA #8532                                                          6.13(a)    10/20/24       30,040        30,446
GNMA #8591                                                          5.38(a)    02/20/25       70,809        71,620

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                                    Interest   Maturity      Face
                                                                      Rate       Date       Amount        Value
                                                                    --------   --------   ----------   -----------
MORTGAGE BACKED SECURITIES - CONTINUED
GNMA #8638                                                          5.38%(a)   06/20/25   $   31,681   $    32,015
GNMA #8648                                                          5.75(a)    07/20/25       45,404        45,854
GNMA #8663                                                          5.75(a)    07/20/25       30,236        30,620
GNMA #8680                                                          5.75(a)    08/20/20       48,143        48,700
GNMA #8687                                                          5.75(a)    08/20/25        7,586         7,677
GNMA #8702                                                          6.13(a)    10/20/20       16,517        16,737
GNMA #8747                                                          6.13(a)    11/20/25       22,918        23,221
GNMA #8807                                                          5.75(a)    07/20/21       33,100        33,424
GNMA #8836                                                          5.75(a)    09/20/21       31,932        32,236
GNMA #8847                                                          5.38(a)    04/20/26       31,818        32,129
GNMA #8869                                                          6.13(a)    11/20/21       88,790        89,841
GNMA #8873                                                          6.13(a)    11/20/21       38,627        39,109
GNMA #8877                                                          5.38(a)    05/20/26        7,503         7,587
GNMA #8883                                                          6.13(a)    12/20/21       29,568        29,910
GNMA #8915                                                          5.38(a)    02/20/22       30,568        30,877
GNMA #8934                                                          5.38(a)    03/20/22       55,580        56,160
GNMA #8973                                                          5.88(a)    05/20/22       13,080        13,243
GNMA #8978                                                          5.38(a)    05/20/22      141,409       142,799
GNMA #80053                                                         5.38(a)    03/20/27        7,627         7,718
GNMA #80058                                                         5.38(a)    04/20/27        8,022         8,102
GNMA #80185                                                         5.38(a)    04/20/28       92,414        93,361
GNMA #80264                                                         5.25(a)    03/20/29       78,623        79,210
GNMA #80283                                                         5.38(a)    05/20/29       71,587        72,335
GNMA #80300                                                         5.50(a)    07/20/29       51,237        51,798
GNMA #80309                                                         5.50(a)    08/20/29       20,243        20,436
GNMA #80363                                                         5.25(a)    01/20/30      155,645       156,935
GNMA #80426                                                         5.50(a)    07/20/30        7,613         7,700
GNMA #80452                                                         5.50(a)    09/20/30       44,915        45,407
GNMA #80475                                                         5.88(a)    12/20/30       70,008        70,744
GNMA #80577                                                         4.75(a)    02/20/32       20,821        20,873
GNMA #81129                                                         5.50(a)    10/20/34      461,545       459,933
GNMA #510280                                                        6.00       08/15/14       26,743        27,236
GNMA #583189                                                        4.50       02/20/17      131,890       128,235
GNMA #780336                                                        6.50       02/15/11        9,872         9,973
GNMA 1996-4                                                         7.00       04/16/26       11,456        11,850
GNMA 2001-53                                                        5.67(a)    10/20/31       20,399        20,514
GNMA 2001-53                                                        5.50       12/20/31      110,591       110,767
GNMA 2001-61                                                        5.82(a)    09/20/30       46,303        46,577
GNMA 2002-15                                                        5.50       11/20/31      208,885       209,078
GNMA 2002-20                                                        4.50       03/20/32       51,433        50,320
GNMA 2002-88                                                        5.00       05/16/31      217,826       216,267
GNMA 2003-11                                                        4.00       10/17/29       97,835        93,704
GNMA 2003-12                                                        4.50       02/20/32       75,780        73,969
GNMA 2003-26                                                        5.77(a)    04/16/33       30,430        30,710
GNMA 2003-86                                                        4.00       03/20/23       47,814        47,319
GNMA 2003-97                                                        4.50       03/20/33      153,406       149,171
GNMA 2004-17                                                        4.50       12/20/33      349,445       338,890
GNMA 2004-102                                                       5.50       04/20/34      108,087       108,562
GNMA 2006-36                                                        6.00       02/20/21      130,910       131,357
GNMA 2007-11                                                        5.50       03/20/37      500,000       499,037
Government Lease Trust(d)                                           4.00       05/18/11      522,959       504,408
Vendee Mortgage Trust 2003-1                                        5.75       12/15/25      230,916       230,495
                                                                                                       -----------
   Total Mortgage Backed Securities (Cost $5,709,916)                                                    5,729,198
                                                                                                       -----------

SHORT-TERM GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                                    Interest   Maturity      Face
                                                                      Rate       Date       Amount        Value
                                                                    --------   --------   ----------   -----------
MUNICIPAL BONDS (1.9% of portfolio)
Johnson City Tennessee Public Building Authority                    7.00%      09/01/18   $  100,000   $   107,860
East Lansing Michigan                                               7.45       04/01/20      300,000       320,703
Los Angeles CA Unified School District                              4.25       10/01/08      290,000       287,236
                                                                                                       -----------
   Total Municipal Bonds (Cost $711,871)                                                                   715,799
                                                                                                       -----------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS (69.8% of portfolio)
Government Trust Certificate (Israel Trust)                         0.00(b)    11/15/07      500,000       484,685
Government Trust Certificate (Sri Lanka Trust)                      5.53(a)    06/15/12      137,500       137,499
National Archives Facility Trust                                    8.50       09/01/19       54,798        65,541
Overseas Private Investment Corp.                                   0.00(c)    05/27/08      250,000       278,237
Overseas Private Investment Corp.                                   4.10       11/15/14      133,440       128,827
Overseas Private Investment Corp.                                   3.74       04/15/15       71,201        68,174
Private Export Funding Corp.                                        7.11       04/15/07      100,000       100,062
Private Export Funding Corp.                                        5.75       01/15/08      500,000       502,226
Rowan Companies Inc.                                                2.80       10/20/13      133,333       124,855
U.S. Department of Housing and Urban Development                    5.78       08/01/07      250,000       250,372
U.S. Department of Housing and Urban Development                    3.62       08/01/07    2,000,000     1,989,068
U.S. Department of Housing and Urban Development                    7.50       08/01/11      250,000       264,219
U.S. Department of Housing and Urban Development                    6.07       08/01/21      500,000       510,396
U.S. Treasury Note                                                  3.63       04/30/07    3,750,000     3,745,605
U.S. Treasury Note                                                  4.25       10/31/07    3,750,000     3,733,594
U.S. Treasury Note                                                  3.00       11/15/07    1,250,000     1,234,668
U.S. Treasury Note                                                  3.38       02/15/08    1,750,000     1,726,690
U.S. Treasury Note                                                  4.88       04/30/08    2,500,000     2,499,707
U.S. Treasury Note                                                  2.63       05/15/08      500,000       487,988
U.S. Treasury Note                                                  3.75       05/15/08      500,000       494,043
U.S. Treasury Note                                                  4.88       10/31/08      750,000       751,582
U.S. Treasury Note                                                  4.38       11/15/08    1,000,000       994,766
U.S. Treasury Note                                                  4.50       02/15/09    2,850,000     2,842,430
U.S. Treasury Note Receipt                                          0.00(b)    11/15/12    4,099,106     2,618,882
                                                                                                       -----------
   Total U.S. Government and Agency Obligations(Cost $26,087,028)                                       26,034,116
                                                                                                       -----------
U.S. TREASURY BILL (2.7% of portfolio)
U.S. Treasury Bill                                                  0.00(b)    04/16/07    1,000,000       997,875
                                                                                                       -----------
   Total U.S. Treasury Bill (Cost $997,875)                                                                997,875
                                                                                                       -----------
MONEY MARKET ACCOUNT (2.3% of portfolio)
Vanguard Treasury Money Market Fund                                 4.85(e)                  838,112       838,112
                                                                                                       -----------
   Total Money Market Account (Cost $838,112)                                                              838,112
                                                                                                       -----------
TOTAL INVESTMENTS IN SECURITIES (COST $37,271,405) - 100%                                              $37,273,565
                                                                                                       ===========

----------
(a)  Variable coupon rate as of March 31, 2007.

(b)  Zero coupon security, purchased at a discount.

(c)  Zero coupon security, security accretes to a premium price at maturity.

(d) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $504,408 and represents 1.4% of net assets.

(e)  7-day yield at March 31, 2007.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

                                                       Interest   Maturity       Face
                                                         Rate       Date        Amount         Value
                                                       --------   --------   -----------   ------------
CORPORATE BONDS  (34.4% of portfolio)
BASIC INDUSTRIES - 4.9%
   3M Employee Stock Ownership Plan (b)                5.62%      07/15/09   $ 2,009,614   $  2,013,352
   Avery Dennison Corp.                                5.59(a)    08/10/07       400,000        400,258
   Cooper Industries Inc.                              5.25       07/01/07       170,000        169,729
   Exxon Capital Corp.                                 6.13       09/08/08       650,000        659,635
   International Business Machines Corp.               3.80       02/01/08     1,175,000      1,161,932
   ITT Corp.                                           5.25(a)    08/25/48       730,000        715,297
   Minnesota Mining & Manufacturing Co.                4.77(a)    09/30/27       250,000        247,738
   Nabisco Inc.                                        7.05       07/15/07       760,000        763,237
   Pepsico Capital Resources Inc.                      0.00(c)    04/01/08       264,000        250,826
   Pepsico Capital Resources Inc.                      0.00(c)    04/01/12       420,000        325,058
   Snap-on Inc.                                        5.49(a)    01/12/10     1,775,000      1,775,586
   Vintage Petroleum, Inc.                             8.25       05/01/12     1,875,000      1,954,487
                                                                                           ------------
      Total Basic Industries                                                                 10,437,135
                                                                                           ------------
CONSUMER STAPLES - 1.5%
Beverages
   Anheuser-Busch Companies, Inc.                      7.13       07/01/17       130,000        134,312
   Brown-Forman Corp.                                  3.00       03/15/08     1,925,000      1,875,810
   Brown-Forman Corp.                                  5.45(a)    04/01/10     1,100,000      1,099,690
                                                                                           ------------
      Total Consumer Staples                                                                  3,109,812
                                                                                           ------------
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail
   Home Depot Inc.                                     5.48(a)    12/16/09       230,000        230,255
                                                                                           ------------
      Total Consumer Discretionary                                                              230,255
                                                                                           ------------
FINANCE - 15.1%
Banks
   Bank of America Corp.                               4.20(d)    10/15/09       465,000        456,491
   Bank of America Corp.                               4.25(d)    12/15/09       245,000        240,345
   Bank of America Corp.                               7.23       08/15/12       200,000        216,330
   Bayerische Landesbank New York                      4.39(a)    09/17/07       285,000        281,438
   Bayerische Landesbank New York                      2.88       10/15/08       575,000        556,336
   Bayerische Landesbank New York                      3.20       04/15/09     1,150,000      1,108,107
   Bayerische Landesbank New York                      4.50(d)    02/28/10       775,000        766,649
   Canadian Imperial Bank of Commerce New York         4.38       07/28/08     1,100,000      1,089,561
   City National Bank                                  6.38       01/15/08       615,000        618,218
   Deusche Bank AG New York                            4.02       07/13/07     1,125,000      1,120,680
   Deusche Bank AG New York                            5.00       09/28/07       430,000        429,189
   Deusche Bank AG New York                            3.30       11/30/07       225,000        221,981
   Deusche Bank AG New York                            0.00(a)    08/04/08       500,000        459,850
   Deusche Bank AG New York                            5.35       12/01/08       770,000        768,401
   Deusche Bank AG New York                            5.00(d)    11/17/09     2,175,000      2,174,824
   Deusche Bank AG New York                            5.50       11/30/09       330,000        329,477
   First Tennesse Bank                                 4.55       07/03/08       650,000        643,476
   Landensbank Baden - Wurttemberg New York            4.34(a)    05/16/07       100,000         99,986
   Rabobank Nederland NV New York                      4.63(d)    08/25/08       375,000        372,882
   Suntrust Bank                                       4.55       05/25/09       450,000        445,268
   UBS AG Stamford                                     5.40       11/28/07       740,000        739,959
   US Bank N.A.                                        3.70       08/01/07       700,000        695,897
   US Bank N.A.                                        3.75       02/06/09       100,000         97,724
Commercial Lending & Leasing
   Caterpillar Financial Services Corp.                3.67       10/04/07       100,000         99,116
   Caterpillar Financial Services Corp.                5.85(a)    08/07/08       100,000        100,035

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                       Interest   Maturity       Face
                                                         Rate       Date        Amount         Value
                                                       --------   --------   -----------   ------------
CORPORATE BONDS - CONTINUED
Consumer Loans
   American General Finance Corp.                      3.88%      10/01/09   $   640,000   $    621,197
   Beneficial Corp.                                    7.06       09/17/07       100,000        100,507
   Berkshire Hathaway Finance Corp.                    3.38       10/15/08       250,000        243,366
   Countrywide Financial Corp.                         5.44(a)    02/28/08     1,100,000      1,098,909
   Countrywide Financial Corp.                         5.57(a)    03/24/09     1,100,000      1,097,788
   General Electric Capital Corp.                      3.50       12/05/07       290,000        286,824
   General Electric Capital Corp.                      4.80(a)    05/30/08       813,000        808,473
   General Electric Capital Corp.                      4.65(a)    06/11/08       920,000        913,202
   General Electric Capital Corp.                      4.50(a)    06/27/08       100,000         99,116
   General Electric Capital Corp.                      4.00(d)    12/20/08       125,000        123,488
   General Electric Capital Corp.                      5.00(a)    02/20/09     1,200,000      1,190,918
   General Electric Capital Corp.(b)                   4.15       04/14/09       555,000        548,529
   General Electric Capital Corp.                      3.25       07/15/10       100,000         93,579
   General Electric Capital Corp.                      4.00(d)    09/12/11       295,000        288,169
   General Electric Capital Corp.                      5.10(a)    09/01/48     2,425,000      2,416,561
   Household Finance Corp.                             5.35       12/15/07       100,000         99,530
   Household Finance Corp.                             5.86(a)    05/15/08       110,000        109,697
   Household Finance Corp.                             5.66(a)    08/15/08       100,000         99,398
   SLM Corp.                                           5.72(a)    03/15/08       115,000        115,150
   Toyota Motor Credit Corp                            5.00(d)    10/08/08       350,000        348,815
   Transamerica Finance Corp.                          0.00(c)    09/01/07       225,000        219,591
Insurance
   Allstate Financial Global Funding (b)               2.50       06/20/08       225,000        217,408
   American International Group (b)                    2.88       05/15/08       450,000        438,766
   Chubb Corp.                                         4.93       11/16/07       100,000         99,767
   Hartford Life Global Funding                        5.75       08/15/12       210,000        209,219
   MassMutual Global Funding II (b)                    2.55       07/15/08       100,000         96,307
   MBIA Global Funding LLC (b)                         4.38       03/15/10       525,000        520,574
   Monumental Global Funding II (b)                    2.80       07/15/08       220,000        213,714
   Nationwide Life Global Funding (b)                  2.75       05/15/07       750,000        747,804
   Principal Life Income Funding                       3.20       04/01/09       400,000        385,781
   Principal Life Income Funding                       4.00       12/15/09       350,000        341,090
   Protective Life Secured Trust                       5.40       02/15/09       550,000        547,239
   Protective Life Secured Trust                       4.15       06/15/10       100,000         98,590
   Protective Life Secured Trust                       4.00       04/01/11       450,000        432,777
   Reliance Standard Life (b)                          5.63       03/15/11       800,000        802,376
Investment Banker/ Broker
   Lehman Brothers Holdings Inc.                       0.00(a)    06/23/08       165,000        154,546
   Merrill Lynch & Co., Inc.                           5.40(a)    05/21/08       110,000        109,812
   Merrill Lynch & Co., Inc.                           5.88(a)    06/15/11       325,000        324,909
   Morgan Stanley Dean Witter                          5.73(a)    09/07/10     1,000,000      1,001,319
Mortgage
   Residential Capital Corp.                           6.73(a)    06/29/07       450,000        450,503
                                                                                           ------------
      Total Finance                                                                          32,247,528
                                                                                           ------------
HEALTHCARE  - 1.4%
Healthcare Providers and Services
   United Health Group Inc.                            3.38       08/15/07       475,000        471,457
Pharmaceuticals
   Abbott Laboratories                                 3.50       02/17/09       225,000        218,860
   Abbott Laboratories                                 5.38       05/15/09       325,000        327,334
   Allergan Inc.                                       7.47       04/17/12       350,000        380,122
   Bristol Myers Squibb Co. (b)                        4.00       08/15/08       225,000        221,577

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                       Interest   Maturity       Face
                                                         Rate       Date        Amount         Value
                                                       --------   --------   -----------   ------------
CORPORATE BONDS - CONTINUED
   Eli Lilly & Co.                                     2.90%      03/15/08   $ 1,000,000   $    979,481
   Hospira Inc.                                        5.83(a)    03/30/10       440,000        440,959
                                                                                           ------------
      Total Healthcare                                                                        3,039,790
                                                                                           ------------
INFORMATION TECHNOLOGY  - 0.2%
Communications Equipment
   Cisco Systems Inc.                                  5.25       02/22/11       450,000        452,198
                                                                                           ------------
      Total Information Technology                                                              452,198
                                                                                           ------------
TRANSPORTATION  - 1.4%
Railroad
   Burlington Northern Santa Fe Corp.                  7.88       04/15/07       635,000        635,407
   Burlington Northern Santa Fe Railway Co.            4.58       01/15/21       427,212        410,261
   CSX Transportation Inc.                             7.03       08/15/07       375,000        376,922
   Union Tank Car Co.                                  6.35       03/17/08       110,000        111,235
   Union Tank Car Co.                                  6.50       04/15/08       102,886        103,343
   Union Tank Car Co.                                  7.45       06/01/09       295,000        308,365
   Union Tank Car Co.                                  6.79       05/01/10       350,000        365,418
   Union Tank Car Co.                                  6.57       01/02/14       261,740        274,594
Services
   United Parcel Services                              4.00       12/15/09       100,000         97,712
Special Purpose Entity
   Toll Road Investor Partnership II LLP (b)           0.00(c)    02/15/10       500,000        432,846
                                                                                           ------------
      Total Transportation                                                                    3,116,103
                                                                                           ------------
UTILITIES - 9.8%
Electric & Gas
   Central Hudson Gas & Electric Corp.                 6.00       01/15/09       115,000        116,389
   Cleco Corp.                                         7.00       05/01/08       375,000        379,287
   Colonial Pipeline Co. (b)                           7.45       08/15/07       500,000        503,528
   Consumers Energy Co.                                6.38       02/01/08     1,250,000      1,260,510
   Empire District Electric Co.                        8.13       11/01/09       225,000        237,969
   Michigan Consolidated  Gas Co.                      7.06       05/01/12       325,000        349,562
   Potomac Electric Power Co.                          6.25       10/15/07       250,000        251,132
   PPL Electric Utilites Corp.                         5.88       08/15/07       635,000        636,166
   Public Service Electric & Gas Co.                   6.38       05/01/08       525,000        530,462
   Southern California Gas Co.                         4.80       10/01/12       165,000        162,507
   TXU Electric Delivery Co. (b)                       5.73(a)    09/16/08       275,000        274,959
   Washington Gas Light Co.                            6.51       08/18/08       350,000        355,463
   Wisconsin Electric Power Co.                        3.50       12/01/07       630,000        622,654
Telephone
   Ameritech Capital Funding Corp.                     6.15       01/15/08       185,000        186,105
   AT&T Wireless Services Inc.                         7.50       05/01/07       560,000        560,842
   GTE California Inc.                                 7.00       05/01/08       750,000        762,734
   GTE Northwest Inc.                                  5.55       10/15/08       250,000        250,728
   New England Telephone & Telegraph Co.               7.65       06/15/07       400,000        401,620
   Nextel Communications, Inc.                         7.38       08/01/15     1,350,000      1,396,304
   NYNEX Corp.                                         9.55       05/01/10        52,101         56,122
   Pacific Bell                                        6.13       02/15/08       650,000        653,775
   SBC Communications Capital Corp.                    7.00       10/01/12       450,000        457,731
   Southwestern Bell Capital Corp.                     6.68       11/28/07     3,550,000      3,579,909
   Southwestern Bell Telephone Co.                     6.38       11/15/07       790,000        794,683
   Southwestern Bell Telephone Co.                     7.60       04/26/07       680,000        680,803
   Southwestern Bell Telephone Co.                     6.63       07/15/07       610,000        611,731
   Verizon Global Funding Corp.                        6.13       06/15/07     3,550,000      3,553,635
   Verizon Pennsylvania Inc.                           5.65       11/15/11     1,350,000      1,366,882
                                                                                           ------------
      Total Utilities                                                                        20,994,192
                                                                                           ------------
      Total Corporate Bonds (Cost
         $73,635,013)                                                                        73,627,013
                                                                                           ------------

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                       Interest   Maturity       Face
                                                         Rate       Date        Amount         Value
                                                       --------   --------   -----------   ------------
YANKEE BONDS (11.0% of portfolio)
Bayerische Landesbank                                  3.75%(d)   07/22/11   $ 1,350,000   $  1,299,793
BNP Paribas                                            0.00(a)    08/06/07       710,000        696,751
BP Canada Finance Co.                                  3.38       10/31/07     1,450,000      1,435,726
Canadian National Railway Co.                          7.52       01/03/10       844,317        858,991
European Investment Bank                               2.70       04/20/07       700,000        699,205
European Investment Bank                               4.25(d)    05/18/11     1,780,000      1,754,094
Glaxosmithkline Capital PLC                            2.38       04/16/07       600,000        599,381
HBOS Treasury Services PLC (b)                         4.00       09/15/09       675,000        659,298
Hydro-Quebec                                           6.27       01/03/26        80,000         87,131
International Bank for Reconstruction and
   Development                                         0.00(c)    02/15/08       100,000         95,513
International Bank for Reconstruction and
   Development                                         0.00(c)    01/23/09     1,060,800        968,086
International Bank for Reconstruction and
   Development                                         3.00(d)    04/29/09       375,000        367,063
International Bank for Reconstruction and
   Development                                         3.75(d)    11/08/09       300,000        296,037
International Bank for Reconstruction and
   Development                                         4.35(d)    04/29/10       600,000        596,590
International Bank for Reconstruction and
   Development                                         3.75(d)    05/28/10       885,000        860,635
International Bank for Reconstruction and
   Development                                         0.00(c)    01/15/11       875,000        726,403
International Bank for Reconstruction and
   Development                                         4.00(d)    03/03/11       250,000        247,441
International Bank for Reconstruction and
   Development                                         0.00(c)    04/15/11       250,000        205,711
International Bank for Reconstruction and
   Development                                         0.00(c)    10/15/11       250,000        199,918
International Bank for Reconstruction and
   Development                                         3.50(d)    07/03/13       865,000        838,944
International Multifoods Inc.                          6.60       11/13/09       250,000        257,769
IXIS Corp. & Investment Bank                           3.25       10/29/07       370,000        365,997
IXIS Corp. & Investment Bank                           4.50(d)    03/04/10       400,000        395,124
KFW                                                    3.25       09/21/07     1,220,000      1,208,409
KFW                                                    4.50(d)    01/13/11     1,160,000      1,144,753
LLOYDS Bank PLC                                        4.25(d)    11/28/08       400,000        395,236
LLOYDS Bank PLC                                        4.00(d)    12/10/08       280,000        274,599
Nestle Holding Inc.                                    3.75(d)    03/31/09     1,937,000      1,878,390
Ontario Province of Canada                             3.28       03/28/08       940,000        922,470
Rabobank Nederland                                     4.25(d)    11/12/08       260,000        254,926
Rabobank Nederland                                     3.38(d)    02/18/09       700,000        680,134
Rabobank Nederland                                     4.50(d)    05/06/11       200,000        196,882
Royal Bank of Scotland PLC                             4.25(d)    10/30/09       420,000        412,285
Shell International Finance BV                         5.63       06/27/11     1,100,000      1,127,978
UBS AG Jersey                                          4.00       06/14/07       400,000        398,908
UBS AG Jersey                                          4.00       07/13/07       125,000        124,381
                                                                                           ------------
      Total Yankee Bonds (Cost $23,522,539)                                                  23,530,952
                                                                                           ------------
ASSET BACKED SECURITIES (10.0% of portfolio)
ACLC Franchise Loan Receivables Trust 97-A (b)         5.77(a)    09/17/12        36,778         36,910
ACLC Franchise Loan Receivables Trust 97-B (b)         6.73       04/15/14       719,470        711,672
Americredit Automobile Receivables Trust 05-AX         3.93       10/06/11     2,100,000      2,075,013
Americredit Automobile Receivables Trust 07-AX         5.29       11/06/10     1,025,000      1,025,561
Atlantic City Electric Transition Funding LLC
   03-1                                                2.89       07/20/11       521,761        508,778
Bay View Auto Trust 05-LJ2                             4.41       07/25/10     1,362,817      1,357,061
Capital Auto Receivable Asset Trust 06-SN1A
   (b)                                                 5.40       01/20/09       775,000        775,283
Chase Manhattan Auto Owner Trust 06-A                  5.37       01/15/09       119,935        119,952
CIT RV Trust 99-A                                      6.24       08/15/15       128,111        128,095
Citibank Credit Card Issuance Trust 04-A4              3.20       08/24/09       500,000        495,873
CNH Equipment Trust 04-A                               2.94       10/15/08       280,451        279,364
CPS Auto Trust 06-C (b)                                5.31       02/15/10       125,000        125,034

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                       Interest   Maturity      Face
                                                         Rate       Date       Amount          Value
                                                       --------   --------   -----------   ------------
ASSET BACKED SECURITIES - CONTINUED
Credit Acceptance Auto Dealer Loan Trust (b)           5.38%      06/15/12   $ 1,250,000   $  1,250,100
Drive Auto Receivables Trust 05-2 (b)                  4.12       01/15/10       477,687        475,681
Drive Auto Receivables Trust 05-3 (b)                  4.99       10/15/10     1,005,354      1,002,410
Drive Auto Receivables Trust 06-1 (b)                  5.54(d)    12/16/13       650,000        656,976
Drive Auto Receivables Trust 06-2 (b)                  5.44       12/15/09     1,428,660      1,429,206
DVI Receivables Corp. 00-2                             7.12       11/12/08       100,730         98,896
DVI Receivables Corp. 01-2                             3.52       07/11/08       396,306        281,377
DVI Receivables Corp. 02-1                             4.57       06/11/10       224,107        112,054
DVI Receivables Corp. 03-1                             5.82(a)    03/14/11       907,452        775,872
Etrade RV & Marine Trust 04-1                          3.62       10/08/18       575,000        558,024
Ford Credit Auto Owner Trust 06-B                      5.42       07/15/09       300,000        300,177
Great America Leasing Receivables 05-1 (b)             4.82       03/20/09       250,000        249,009
Great America Leasing Receivables 06-1 (b)             5.39       09/15/11       495,000        497,930
Household Automotive Trust 07-1                        5.32       05/17/10       560,000        560,656
HPSC Equipment Receivables 03-1A (b)                   6.07(a)    03/20/10       424,866        426,077
LAI Vehicle Lease Securization Trust 04-A (b)          3.41       12/15/10       271,949        268,560
Marriott Vacation Club Owners Trust 06-1A (b)          5.74       04/20/28       316,132        321,039
Morgan Stanley Auto Loan Trust  04-HB2                 2.94       03/16/09       133,405        132,470
Nissan Auto Lease Trust 05-A                           4.70       10/15/08       108,567        108,310
Peachtree Franchise Loan, LLC 99-A (b)                 6.68       01/15/21        95,913         96,146
Prestige Auto Receivables 04-1A (b)                    3.69       06/15/11       551,877        544,978
Prestige Auto Receivables 05-1A (b)                    4.37       06/15/12       425,000        421,074
Prestige Auto Receivables 06-1A (b)                    5.25       06/17/13       250,000        250,156
Small Business Administration 99-10B                   6.00       03/01/09        14,499         14,584
Small Business Administration 02-20K                   5.08       11/01/22       261,249        261,386
Small Business Administration 03-10B                   3.39       03/01/13       231,747        222,422
Small Business Administration 03-P10B                  5.14       08/10/13       177,104        177,457
Small Business Administration 05-10E                   4.54       09/01/15       218,915        216,033
Susquehanna Auto Lease Trust 06-1 (b)                  5.20       05/14/08       612,022        611,544
Susquehanna Auto Lease Trust 07-1 (b)                  5.32       04/14/09     1,175,000      1,175,368
UPFC Auto Receivables Trust 05-B                       4.98       08/15/11       125,000        124,543
Wachovia Auto Owner Trust 06-A                         5.41       04/20/09       107,543        107,568
                                                                                           ------------
      Total Asset Backed Securities (Cost
         $21,740,531)                                                                        21,366,679
                                                                                           ------------
MORTGAGE BACKED SECURITIES (21.8% of portfolio)
Adjustable Rate Mortgage Trust 05-10                   4.73(a)    01/25/36       339,658        341,654
American Business Financial Services 02-1              6.51       12/15/32       132,430        133,082
American Home Mortgage Investment Trust 05-03          4.97       09/25/35       100,000         98,638
Ameriquest Mortgage Securities Inc. 04-IA1             5.97(a)    09/25/34       149,382        149,478
Amresco Residential Securities 98-1                    7.57       10/25/27       156,846        161,309
Banc of America Funding Corp. 04-A                     5.01(a)    09/20/34       216,349        212,065
Banc of America Funding Corp. 05-G                     5.24(a)    10/20/35     1,612,705      1,590,940
Banc of America Mortgage Securities Inc. 04-F          4.14(a)    07/25/34       759,533        744,933
Banc of America Mortgage Securities Inc. 05-A1         5.00       02/25/20       180,727        179,695
Bear Stearns Adjustable Rate Mortgage 04-10            4.65(a)    01/25/35     1,030,113      1,016,397
Bear Stearns Adjustable Rate Mortgage 05-12            5.46(a)    02/25/36       186,070        184,773
Bear Stearns ALT-A Trust 04-11                         4.93(a)    11/25/34       109,088        111,728
Bear Stearns ALT-A Trust 05-4                          5.38(a)    05/25/35       287,218        287,577
Bear Stearns ALT-A Trust 05-9                          5.82(a)    11/25/35       148,903        149,578
Chase Mortgage Finance Corp. 03-S2                     5.00       03/25/18        59,574         59,055
Chase Mortgage Finance Corp. 05-A1                     5.41(a)    12/25/35        95,100         94,104
Chase Mortgage Finance Corp. 06-A1                     6.05(a)    09/25/36       186,244        186,823
Chaseflex Trust 05-2                                   6.00       06/25/35       286,835        288,114
CITICORP Mortgage Securities, Inc. 88-11               6.76(a)    08/25/18        71,229         70,943
CITICORP Mortgage Securities, Inc. 88-17               6.87(a)    11/25/18        94,023         93,683
CMO Trust 17                                           7.25       04/20/18         3,185          3,188

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                       Interest   Maturity      Face
                                                         Rate       Date       Amount          Value
                                                       --------   --------   -----------   ------------
MORTGAGE BACKED SECURITIES - CONTINUED
Conseco Finance Securitizations Corp. 01-2             6.60%      02/01/33   $   402,519   $    417,077
Contimortgage Home Equity Loan Trust 95-2              8.10       08/15/25       106,998        110,224
Countrywide Alternative Loan Trust 04-18CB             5.13       09/25/34        67,640         67,178
Countrywide Alternative Loan Trust 04-24CB             6.00       11/25/34       184,234        184,436
Countrywide Alternative Loan Trust 05-11CB             5.50       06/25/35       714,399        706,998
Countrywide Alternative Loan Trust 05-43               5.73(a)    10/25/35        94,019         93,688
Countrywide Home Loans 03-49                           4.59(a)    12/19/33       260,194        252,523
Countrywide Home Loans 03-56                           4.49       12/25/33       250,000        245,804
Countrywide Home Loans 03-J13                          5.25       01/25/24       912,535        905,118
Countrywide Home Loans 05-HYB8                         5.65(a)    12/20/35       337,417        338,485
Credit Suisse First Boston Mortgage 03-21              4.75       08/25/18       506,128        494,468
Credit Suisse First Boston Mortgage 03-21              6.82(a)    09/25/33        51,508         52,459
Credit Suisse First Boston Mortgage 03-AR24            4.02(a)    10/25/33     1,114,178      1,093,737
Credit Suisse First Boston Mortgage 04-AR3             4.73(a)    04/25/34        86,461         86,474
Credit Suisse First Boston Mortgage 05-10              5.25       11/25/20       894,047        893,363
DLJ Mortgage Acceptance Corp. 91-3                     6.72(a)    02/20/21        71,512         71,287
FHLMC 2419                                             5.50       03/15/17         8,409          8,530
FHLMC 2586                                             3.50       12/15/32       335,340        330,737
FHLMC 2649                                             4.50       07/15/18       694,501        666,438
FHLMC 3061                                             5.50       07/15/16       587,973        595,104
FHLMC 3071                                             5.75       11/15/34       482,950        482,753
FHLMC 780754                                           4.67(a)    08/01/33        68,031         66,305
FHLMC M80833                                           4.00       08/01/10       429,783        420,144
FHLMC M80848                                           3.00       07/01/10       327,136        310,004
FHLMC R009                                             5.75       12/15/18       754,098        758,700
FHLMC R010                                             5.50(a)    12/15/19     1,433,859      1,437,208
First Alliance Mortgage Loan Trust 94-1                5.85       04/25/25        42,217         42,061
First Alliance Mortgage Loan Trust 94-2                7.63       07/25/25        40,939         40,790
First Alliance Mortgage Loan Trust 94-3                7.83       10/25/25         1,600          1,593
Flagstar Home Equity Loan Trust 07-1A (b)              5.77       01/25/35       250,000        251,406
FNMA 03-05                                             4.25       08/25/22       257,072        249,191
FNMA 03-38                                             5.00       03/25/23       264,781        261,919
FNMA 03-81                                             4.75       09/25/18       284,305        272,211
FNMA 03-86                                             4.50       09/25/18       456,076        439,765
FNMA 04-34                                             5.50       05/25/19       495,205        493,699
FNMA 05-14                                             5.62(a)    03/25/35        83,203         82,343
FNMA 06-10                                             5.75       09/25/20       192,180        193,227
FNMA 813842                                            4.54(a)    01/01/35       113,449        114,123
FNMA 93-170                                            5.24(a)    09/25/08         1,648          1,639
GMAC Mortgage Corp. Loan Trust 05-AR3                  4.85(a)    06/19/35       442,642        439,167
GMAC Mortgage Corp. Loan Trust 05-HE2                  4.62       11/25/35       265,517        262,953
GMAC Mortgage Corp. Loan Trust 07-HE1                  5.95       08/25/37     1,100,000      1,097,899
GNMA 02-15                                             5.50       11/20/31       154,575        154,718
GNMA 02-88                                             5.00       05/16/31       108,913        108,134
GNMA 03-04                                             5.50       02/20/29       261,535        260,290
GNMA 03-11                                             4.00       10/17/29       507,987        486,542
GNMA 03-12                                             4.50       02/20/32       151,560        147,938
GNMA 03-26                                             5.77(a)    04/16/33        68,468         69,098
GNMA 03-92                                             4.50       12/16/26        93,011         91,936
GNMA 04-17                                             4.50       12/20/33       146,402        141,980
GNMA 06-36                                             6.00       02/20/21       218,183        218,929
GNMA 583189                                            4.50       02/20/17        79,134         76,941
Green Tree Financial Corp. 98-3                        6.22       03/01/30       354,654        358,814
GS Mortgage Securities Corp. 03-10                     4.94(a)    10/25/33       570,767        561,409
GS Mortgage Securities Corp. 03-3F                     5.00       04/25/33       138,356        136,501
Impac CMB Trust 04-3                                   3.58(d)    06/25/34       415,432        413,695
Indymac Indx Mortgage Loan Trust 04-AR6                5.36(a)    10/25/34       130,904        131,196
Indymac Indx Mortgage Loan Trust 05-AR15               5.10(a)    09/25/35        96,990         94,475

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                       Interest   Maturity       Face
                                                         Rate       Date        Amount         Value
                                                       --------   --------   -----------   ------------
MORTGAGE BACKED SECURITIES - CONTINUED
JP Morgan Mortgage Trust 04-A3                         4.98%(a)   07/25/34   $   545,623   $    535,930
JP Morgan Mortgage Trust 05-A2                         5.21(a)    04/25/35     1,490,161      1,467,598
Lehman ABS Manufactured Housing Contract 01-B          4.35       05/15/14       267,587        255,155
Master Adjustable Rate Mortgages Trust 04-13           3.82(a)    04/21/34       160,080        157,426
Master Adjustable Rate Mortgages Trust 05-1            5.25(a)    01/25/35       147,101        145,402
Master Alternative Loans Trust 03-5                    6.00       08/25/33       159,556        158,036
Master Assets Securitization Trust 03-6                5.00       07/25/18       129,957        128,860
Morgan Stanley Capital Inc. 04-1                       5.00       11/25/18       446,849        434,428
Morgan Stanley Mortgage Loan Trust  04-4               4.75       08/25/34        76,792         76,103
Morgan Stanley Mortgage Loan Trust  05-5AR             5.53(a)    09/25/35        97,392         97,255
New Century Home Equity Loan Trust 97-NC5              6.70       10/25/28         1,751          1,743
Oakwood Mortgage Investors, Inc. 02-A                  5.57(a)    09/15/14       364,891        347,126
Oakwood Mortgage Investors, Inc. 99-D                  7.84       11/15/29       574,805        536,004
Origen Manufactured Housing 05-B                       5.25       02/15/14       141,355        140,853
Popular ABS Mortgage Pass-Through Trust 2005-05        5.10       11/25/35        71,682         71,336
Residential Accredit Loans, Inc. 02-QS9                5.92(a)    07/25/32        19,783         19,787
Residential Accredit Loans, Inc. 05-QS5                5.70       04/25/35       146,078        145,680
Residential Asset Securitization Trust 04-A3           5.25       06/25/34       136,274        132,008
Residential Asset Securitization Trust 04-A4           5.50       08/25/34        32,309         31,919
Residential Asset Securitization Trust 05-A14          5.50       12/25/35       542,018        538,678
Residential Funding Mortgage Securities, Inc. 03-S11   3.50       06/25/18       225,338        218,689
Residential Funding Mortgage Securities, Inc. 03-S15   4.50       08/25/18       375,259        361,020
Residential Funding Mortgage Securities, Inc. 03-S17   5.50       09/25/33       758,384        755,851
Residential Funding Mortgage Securities, Inc. 05-SA2   4.69(a)    06/25/35       127,717        128,984
Residential Funding Mortgage Securities, Inc. 06-SA1   5.61(a)    02/25/36       104,949        104,965
Ryland Acceptance Corp. 64 E                           3.50(a)    04/01/18        97,463         91,604
Salomon Brothers Mortgage Securities 97-LB6            6.82       12/25/27           175            175
Structured Adjustable Rate Mortgage Loan 04-3AC        4.94(a)    03/25/34        52,628         52,404
Structured Adjustable Rate Mortgage Loan 04-8          4.68(a)    07/25/34       700,000        686,355
Structured Adjustable Rate Mortgage Loan 04-18         5.01(a)    12/25/34       346,073        352,482
Structured Adjustable Rate Mortgage Loan 05-11         5.40(a)    05/25/35       813,747        816,220
Structured Adjustable Rate Mortgage Loan 06-1          5.62(a)    02/25/36       670,137        666,498
Structured Adjustable Rate Mortgage Loan 06-4          5.92(a)    05/25/36       283,087        284,371
Structured Asset Mortgage Investments 04-AR5           7.11(a)    10/19/34        89,350         90,753
Structured Asset Securities Corp. 98-RF1 (b)           8.74(a)    04/15/27        92,301         92,089
Structured Asset Securities Corp. 03-8                 5.00       04/25/33        92,202         85,051
Structured Asset Securities Corp. 04-11                7.37(a)    08/25/34       158,629        158,666
Structured Asset Securities Corp. 04-3                 5.57(a)    03/25/24       616,858        618,723
Structured Asset Securities Corp. 04-19XS              4.37       10/25/34        80,341         79,565
Structured Mortgage Asset Residential Trust 92-10A     7.50       11/25/08         1,821          1,816
UCFC Manufactured Housing Contract 98-2                6.16       08/15/19     1,297,194      1,290,002
Vanderbilt Mortgage & Finance 03-A                     5.97(a)    05/07/26       889,302        894,154
Wachovia Mortgage Loan Trust 06-A                      5.24(a)    05/20/36       605,495        605,669
Washington Mutual Mortgage Securities Corp. 05-AR7     4.92(a)    08/25/35       722,257        715,946
Washington Mutual Mortgage Securities Corp. 03-AR10    4.06(a)    10/25/33     1,281,035      1,270,627
Washington Mutual Mortgage Securities Corp. 03-AR11    3.99(a)    10/25/33     1,075,000      1,054,424
Washington Mutual Mortgage Securities Corp. 05-AR12    4.84(a)    10/25/35        79,372         78,428
Wells Fargo Mortgage Backed Securities 03-6            5.00       06/25/18        97,866         95,817
Wells Fargo Mortgage Backed Securities 03-17           5.00       01/25/34       529,155        520,901
Wells Fargo Mortgage Backed Securities 04-B            4.94(a)    02/25/34       160,010        157,054
Wells Fargo Mortgage Backed Securities 04-E            4.88(a)    05/25/34       255,499        250,721

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                       Interest   Maturity       Face
                                                         Rate       Date        Amount         Value
                                                       --------   --------   -----------   ------------
MORTGAGE BACKED SECURITIES - CONTINUED
Wells Fargo Mortgage Backed Securities 04-F            4.73%(a)   06/25/34   $ 1,137,540   $  1,118,116
Wells Fargo Mortgage Backed Securities 04-I            5.44(a)    07/25/34        69,536         70,321
Wells Fargo Mortgage Backed Securities 04-K            4.73(a)    07/25/34       385,069        377,056
Wells Fargo Mortgage Backed Securities 04-K            4.73(a)    07/25/34       884,226        854,160
Wells Fargo Mortgage Backed Securities 05-AR14         5.39(a)    08/25/35       127,176        125,818
Wells Fargo Mortgage Backed Securities 05-AR15         5.11(a)    09/25/35       837,997        832,807
Wells Fargo Mortgage Backed Securities 05-AR16         5.26(a)    10/25/35       194,976        191,960
Wells Fargo Mortgage Backed Securities 06-AR4          5.78(a)    04/25/36       153,267        154,268
                                                                                           ------------
      Total Mortgage Backed Securities (Cost
         $46,823,364)                                                                        46,669,438
                                                                                           ------------
MUNICIPAL BONDS  (1.2% of portfolio)
Chicago Illinois Public Building Commission            7.13       01/01/10       250,000        264,148
Energy Acquisition Corp. II Ohio                       4.49       02/15/08     1,125,000      1,119,026
Fiscal Year 2005 Securitization Corp. New York         3.51       10/01/12       495,000        483,209
St Charles County Missouri Public Arena Authority      7.02       09/15/18       610,000        633,113
                                                                                           ------------
      Total Municipal Bonds (Cost $2,524,796)                                                 2,499,496
                                                                                           ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (15.8% of
   portfolio)
Bartram Trail CDC Inc. (b)                             5.50(a)    07/01/32       825,000        818,895
Federal Farm Credit Bank                               8.45       04/15/07       549,673        549,662
Federal Farm Credit Bank                               3.24       03/17/08       250,000        245,742
Federal Farm Credit Bank                               3.84       09/24/08       200,000        196,894
Federal Farm Credit Bank                               3.92       10/27/08       700,000        689,304
Federal Farm Credit Bank                               4.38       05/21/13       100,000         96,463
Federal Farm Credit Bank                               5.22       10/20/14       250,000        246,436
Federal Home Loan Bank                                 4.31(a)    04/13/07       300,000        299,976
Federal Home Loan Bank                                 4.39(a)    08/24/07     1,525,000      1,524,276
Federal Home Loan Bank                                 3.80       11/13/07     1,250,000      1,239,394
Federal Home Loan Bank                                 3.65       12/03/07       750,000        742,436
Federal Home Loan Bank                                 3.25(d)    12/26/07       750,000        743,327
Federal Home Loan Bank                                 3.50       05/19/08       775,000        762,230
Federal Home Loan Bank                                 2.88       06/30/08       250,000        243,712
Federal Home Loan Bank                                 4.10       11/05/08     1,250,000      1,233,794
Federal Home Loan Bank                                 3.83       11/28/08     1,350,000      1,326,766
Federal Home Loan Bank                                 5.00(a)    05/11/10     1,150,000      1,144,031
Federal Home Loan Bank                                 4.00(d)    04/22/11       100,000         98,350
Federal Home Loan Bank                                 4.71       10/25/12       150,000        146,975
Federal Home Loan Bank                                 4.85       05/28/13       105,000        102,979
Federal Home Loan Bank                                 4.30       06/10/13       100,000         96,130
Federal Home Loan Bank                                 4.54       07/23/13       100,000         96,958
Federal Home Loan Bank                                 4.20(a)    12/29/14       455,000        447,615
Federal Home Loan Mortgage Corp. (e)                   3.00       04/30/07     1,375,000      1,372,543
Federal Home Loan Mortgage Corp. (e)                   4.50       05/17/07       175,000        174,833
Federal Home Loan Mortgage Corp. (e)                   3.75       01/28/08     1,900,000      1,879,267
Federal Home Loan Mortgage Corp. (e)                   4.00(d)    02/15/09       115,000        113,728
Federal Home Loan Mortgage Corp. (e)                   5.05(d)    12/15/09       250,000        249,747
Federal Home Loan Mortgage Corp. (e)                   4.00       02/15/10       340,000        331,941
Federal Home Loan Mortgage Corp. (e)                   5.60       03/08/10       825,000        824,555
Federal Home Loan Mortgage Corp. (e)                   4.00       10/15/11       100,000         96,234
Federal Home Loan Mortgage Corp. (e)                   4.80       04/02/13       100,000         97,887
Federal Home Loan Mortgage Corp. (e)                   4.88       04/30/13       198,000        193,971
Federal Home Loan Mortgage Corp. (e)                   4.35       06/03/13       100,000         96,196
Federal Home Loan Mortgage Corp. (e)                   5.00       06/17/13       100,000         98,231
Federal Home Loan Mortgage Corp. (e)                   4.40       06/19/13       100,000         96,328
Federal Home Loan Mortgage Corp. (e)                   4.50       07/16/13       140,000        135,311
Federal Home Loan Mortgage Corp. (e)                   4.25       07/23/13       170,000        162,610

SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                       Interest   Maturity      Face
                                                         Rate       Date        Amount         Value
                                                       --------   --------   -----------   ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - CONTINUED
Federal National Mortgage Assn. (e)                    4.18%      08/27/09   $   250,000   $    245,711
Federal National Mortgage Assn. (e)                    4.13       09/02/09       250,000        245,447
Federal National Mortgage Assn. (e)                    4.50(d)    11/24/09       265,000        262,903
Federal National Mortgage Assn. (e)                    4.50       01/21/10       150,000        148,150
Federal National Mortgage Assn. (e)                    4.00       05/24/10       100,000         97,508
Federal National Mortgage Assn. (e)                    4.00       08/13/10       104,000        101,219
Federal National Mortgage Assn. (e)                    4.00       03/04/11       105,000        101,672
Federal National Mortgage Assn. (e)                    4.28       03/30/11       100,000         97,578
Federal National Mortgage Assn. (e)                    3.50       12/14/11       100,000         94,249
Federal National Mortgage Assn. (e)                    4.50       12/16/11       100,000         97,787
Federal National Mortgage Assn. (e)                    5.00       02/13/12       110,000        108,848
Federal National Mortgage Assn. (e)                    5.05       02/27/12       100,000         99,039
Federal National Mortgage Assn. (e)                    3.50       06/28/12       100,000         93,644
Federal National Mortgage Assn. (e)                    4.00       07/16/12       150,000        143,485
Federal National Mortgage Assn. (e)                    4.00       10/01/12       152,000        145,086
Federal National Mortgage Assn. (e)                    5.00       11/15/12       100,000         98,670
Federal National Mortgage Assn. (e)                    4.85       05/21/13       100,000         98,080
Federal National Mortgage Assn. (e)                    4.30       06/17/13       200,000        192,300
Federal National Mortgage Assn. (e)                    4.35       07/02/13       100,000         96,319
Federal National Mortgage Assn. (e)                    4.00       07/09/13       100,000         94,766
Federal National Mortgage Assn. (e)                    4.00       07/15/13       370,000        350,528
Government Trust Certificate (Sri Lanka Trust)         5.53(a)    06/15/12       275,000        274,997
Overseas Private Investment Corp.                      0.00(f)    05/27/08       500,000        556,475
Overseas Private Investment Corp.                      4.10       11/15/14       733,920        708,548
Tennessee Valley Authority                             3.30       01/15/08       450,000        442,039
Tennessee Valley Authority                             2.45       05/15/08       650,000        628,841
Tennessee Valley Authority                             4.50       10/15/13       100,000         96,335
Tennessee Valley Authority                             0.00(d)    04/15/42       775,000        627,417
U.S. Department of Housing & Urban Div.                7.50       08/01/11       180,000        190,238
U.S. Department of Housing & Urban Div.                6.07       08/01/21       115,000        117,391
U.S. Treasury Note                                     3.00       11/15/07     1,150,000      1,135,894
U.S. Treasury Note                                     2.63       05/15/08     3,000,000      2,927,931
U.S. Treasury Note                                     3.75       05/15/08       550,000        543,447
U.S. Treasury Note                                     4.38       11/15/08       550,000        547,121
U.S. Treasury Note                                     4.50       02/15/09     3,175,000      3,166,567
                                                                                           ------------
      Total U.S. Government and Agency Obligations
         (Cost $34,128,322)                                                                  33,991,957
                                                                                           ------------
COMMERCIAL PAPER  (5.8% of portfolio)
American General Finance Corp.                         5.30       04/02/07     1,902,000      1,901,720
UBS Americas Inc.                                      5.30       04/02/07    10,485,000     10,483,456
                                                                                           ------------
      Total Commercial Paper (Cost $12,385,176)                                              12,385,176
                                                                                           ------------
MONEY MARKET ACCOUNT  (less than 0.1% of portfolio)
SSgA Money Market Fund                                 4.98(g)                     5,625          5,625
                                                                                           ------------
      Total Money Market Account (Cost $5,625)                                                    5,625
                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES (COST
   $214,765,366) - 100%                                                                    $214,076,336
                                                                                           ------------

----------
(a)  Variable coupon rate as of March 31, 2007.

(b) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $21,367,401 and represents 10.0% of total investments.

(c)  Zero coupon security, purchased at a discount.

(d) Step coupon security, the current rate may be adjusted updwards before maturity date.

(e) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

(f)  Zero coupon security, security accretes to a premium price at maturity.

(g)  7-day yield at March 31, 2007.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STOCK INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

                                                            COST         VALUE
                                                        -----------   -----------
Investment in State Street Equity 500 Index Portfolio   $55,996,911   $58,313,237

Substantially all the assets of the Stock Index Fund are invested in the State Street Equity 500 Index Portfolio managed by SSgA.

As of March 31, 2007 the Stock Index Fund's ownership interest in the State Street Equity 500 Index Portfolio was 2.14%.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

VALUE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31 2007
(UNAUDITED)

                                                                Shares         Value
                                                             -----------   ------------
COMMON STOCKS (90.0% of portfolio)
CONSUMER DISCRETIONARY - 3.8%
Auto Components
   Cooper Tire & Rubber Co.                                      808,100   $ 14,780,149
Restaurants
   Tim Hortons Inc.                                              231,852      7,052,938
   Wendy's International, Inc.                                   171,200      5,358,560
                                                                           ------------
      Total Consumer Discretionary                                           27,191,647
                                                                           ------------
CONSUMER STAPLES - 3.1%
Food Products
   Dean Foods Co. (a)                                            302,300     14,129,502
   J.M. Smucker Co.                                              148,853      7,936,842
                                                                           ------------
      Total Consumer Staples                                                 22,066,344
                                                                           ------------
ENERGY - 9.1%
Energy Equipment & Services
   Baker Hughes, Inc.                                            127,000      8,398,510
Oil & Gas
   Chevron Corp.                                                 200,000     14,792,000
   ConocoPhillips                                                226,000     15,447,100
   Marathon Oil Corp.                                            264,000     26,091,120
                                                                           ------------
      Total Energy                                                           64,728,730
                                                                           ------------
FINANCIALS - 20.5%
Commercial Banks
   Bank of America Corp.                                         230,200     11,744,804
   Commerce Bancshares, Inc.                                      23,488      1,134,705
   Fifth Third Bancorp                                           454,000     17,565,260
Diversified Financial Services
   CIT Group Inc.                                                271,000     14,341,320
   Citigroup, Inc.                                               370,100     19,000,934
   Genworth Financial, Inc.                                      414,000     14,465,160
   JPMorgan Chase & Co.                                          402,600     19,477,788
Thrifts & Mortgage Finance
   Washington Mutual, Inc.                                       132,552      5,352,450
Insurance
   Allstate Corp.                                                140,000      8,408,400
   Chubb Corp.                                                   222,000     11,470,740
   Principal Financial Group                                     142,800      8,549,436
   UnumProvident Corp.                                           646,900     14,898,107
                                                                           ------------
      Total Financials                                                      146,409,104
                                                                           ------------
HEALTHCARE - 17.2%
Healthcare Equipment & Supplies
   Hospira Inc. (a)                                              521,500     21,329,350
Pharmaceuticals
   Abbott Laboratories                                           399,000     22,264,200
   Bristol-Myers Squibb Co.                                      829,700     23,032,472
   Pfizer Inc.                                                   640,000     16,166,400
   GlaxoSmithKline plc ADR                                       332,000     18,346,320
   Schering-Plough Corp.                                         850,000     21,683,500
                                                                           ------------
      Total Healthcare                                                      122,822,242
                                                                           ------------

VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31 2007
(UNAUDITED)


                                                               Shares          Value
                                                             -----------   ------------
COMMON STOCKS - CONTINUED
INDUSTRIALS - 15.9%
Airlines
   Southwest Airlines Co.                                      1,023,000   $ 15,038,100
Commercial Services & Supplies
   Avery Dennison Corp.                                          203,900     13,102,614
   R.R. Donnelley & Sons Co.                                     121,700      4,453,003
Industrial Conglomerates
   Honeywell International Inc.                                  145,000      6,678,700
   Parker Hannifin Corp.                                         210,975     18,209,252
   Tyco International Ltd.                                       659,400     20,804,070
Machinery
   Flowserve Corp. (a)                                           290,000     16,585,100
Distributers
   Applied Industrial Technologies, Inc.                         130,500      3,202,470
   Genuine Parts Co.                                             315,400     15,454,600
                                                                           ------------
      Total Industrials                                                     113,527,909
                                                                           ------------
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment
   Cisco Systems, Inc. (a)                                       505,000     12,892,650
Computers & Peripherals
   Dell Inc. (a)                                                 774,000     17,964,540
   Hewlett-Packard Co.                                           254,000     10,195,560
IT Services
   SAIC, Inc. (a)                                                553,000      9,577,960
Office Electronics
   IKON Office Solutions, Inc.                                   383,570      5,511,901
Semiconductors & Semiconductor Equipment
   Intel Corporation                                             325,000      6,217,250
                                                                           ------------
      Total Information Technology                                           62,359,861
                                                                           ------------
MATERIALS - 6.5%
Chemicals
   Dow Chemical Co.                                              474,000     21,737,640
Containers & Packaging
   Bemis Co., Inc.                                               433,600     14,477,904
   Pactiv Corp. (a)                                              301,200     10,162,488
                                                                           ------------
      Total Materials                                                        46,378,032
                                                                           ------------
TELECOMMUNICATIONS SERVICES - 1.6%
Wireless Communication Services
   Motorola, Inc.                                                645,000     11,397,150
                                                                           ------------
      Total Telecommunications Services                                      11,397,150
                                                                           ------------
UTILITIES - 3.6%
Gas Utilities
   El Paso Corp.                                                 701,664     10,153,078
Multi-Utilities
   Questar Corp.                                                 175,500     15,656,355
                                                                           ------------
      Total Utilities                                                        25,809,433
                                                                           ------------
      Total Common Stocks (Cost $391,619,665)                               642,690,452
                                                                           ------------

VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31 2007
(UNAUDITED)

                                                               Shares/
                                                             Face Amount       Value
                                                             -----------   ------------
COMMERCIAL PAPER (10.0% of portfolio)
American General Finance Corp., 5.26%, due 04/04/07          $ 6,000,000   $  5,997,370
American General Finance Corp., 5.27%, due 04/04/07           21,000,000     20,990,778
Prudential Funding Corp., 5.24%, due 04/11/07                 20,000,000     19,970,889
UBS Finance Delaware LLC, 5.30%, due 04/02/07                 24,710,000     24,706,362
                                                                           ------------
      Total Commercial Paper (Cost $71,665,399)                              71,665,399
                                                                           ------------
MONEY MARKET ACCOUNT (less than 0.1% of portfolio)
SSgA Money Market Fund, 4.98% (b)                                 11,869         11,869
                                                                           ------------
      Total Money Market Account (Cost $11,869)                                  11,869
                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES (COST $463,296,933) - 100%                 $714,367,720
                                                                           ============

----------
(a)  Non-income producing.

(b)  7-day yield at March 31, 2007.

ADR - American Depository Receipt

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

                                                              Shares        Value
                                                            ----------   -----------
COMMON STOCKS (87.0% of portfolio)
CONSUMER DISCRETIONARY - 16.4%
Auto Components
   Cooper Tire & Rubber Co.                                     80,700   $ 1,476,003
Catalog & Internet Retail
   Blair Corp.                                                  27,000     1,133,730
Restaurants
   CBRL Group, Inc.                                             34,100     1,578,830
   O'Charley's Inc. (a)                                         89,300     1,722,597
Household Durables
   La-Z-Boy Inc.                                               119,000     1,473,220
Specialty Retail
   Claire's Stores, Inc.                                        67,000     2,152,040
   Sally Beauty Holdings, Inc.                                 155,000     1,424,450
                                                                         -----------
      Total Consumer Discretionary                                        10,960,870
                                                                         -----------
CONSUMER STAPLES - 2.1%
Food Products
   J.M. Smucker Co.                                             15,868       846,082
   Reddy Ice Holdings, Inc.                                      3,000        90,540
Personal Products
   Alberto-Culver Co. (Class A)                                 21,000       480,480
                                                                         -----------
      Total Consumer Staples                                               1,417,102
                                                                         -----------
ENERGY - 5.6%
Energy Equipment & Services
   Helmerich & Payne, Inc.                                      75,000     2,275,500
Oil & Gas
   Cimarex Energy Co.                                           39,400     1,458,588
                                                                         -----------
      Total Energy                                                         3,734,088
                                                                         -----------
FINANCIALS - 18.2%
Commercial Banks
   Astoria Financial Corp.                                      30,000       797,700
   Cardinal Financial Corp.                                     63,000       628,740
   Carolina National Corp. (a)                                  62,200     1,135,150
   Citizens Banking Corp.                                       67,700     1,500,232
   City Bank (Lynnwood WA)                                      44,700     1,435,317
   Middleburg Financial Corp.                                   26,000       847,080
   National Bankshares, Inc. (Virginia)                         86,000     2,039,060
   Southcoast Financial Corp. (a)                               46,700     1,042,344
   Valley National Bancorp                                      62,368     1,574,792
Diversified Financial Services
   Asset Acceptance Capital Corp. (a)                           77,500     1,198,925
                                                                         -----------
      Total Financials                                                    12,199,340
                                                                         -----------
HEALTHCARE - 3.1%
Healthcare Providers & Services
   Triad Hospitals, Inc. (a)                                    39,600     2,069,100
                                                                         -----------
      Total Healthcare                                                     2,069,100
                                                                         -----------
INDUSTRIALS - 21.6%
Aerospace & Defense
   Triumph Group, Inc.                                          23,900     1,322,626
Industrial Conglomerates
   Carlisle Companies, Inc.                                     38,000     1,631,340
   CLARCOR Inc.                                                 16,200       515,160

SMALL-COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                              Shares/
                                                               Face
                                                              Amount        Value
                                                            ----------   -----------
COMMON STOCKS - CONTINUED
   Standex International Corp.                                  19,500   $   555,945
Machinery
   Flowserve Corp. (a)                                          58,500     3,345,615
   Manitowoc Co., Inc.                                          62,000     3,938,860
   Regal-Beloit Corp.                                           43,500     2,017,530
Distributers
   Applied Industrial Technologies, Inc.                        45,450     1,115,343
                                                                         -----------
      Total Industrials                                                   14,442,419
                                                                         -----------
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment
   Belden CDT, Inc.                                             68,750     3,684,312
Computers & Peripherals
   Western Digital Corp. (a)                                   100,000     1,681,000
Electronic Equipment & Instruments
   Vishay Intertechnology, Inc. (a)                            125,000     1,747,500
Office Electronics
   IKON Office Solutions, Inc.                                 103,500     1,487,295
                                                                         -----------
      Total Information Technology                                         8,600,107
                                                                         -----------
MATERIALS - 3.4%
Chemicals
   Westlake Chemical Corp.                                      47,700     1,295,055
Containers & Packaging
   Pactiv Corp. (a)                                             30,000     1,012,200
                                                                         -----------
      Total Materials                                                      2,307,255
                                                                         -----------
UTILITIES - 3.8%
Multi-Utilities
   Questar Corp.                                                28,300     2,524,643
                                                                         -----------
      Total Utilities                                                      2,524,643
                                                                         -----------
      Total Common Stocks (Cost $35,330,987)                              58,254,924
                                                                         -----------
COMMERCIAL PAPER (13.0% of portfolio)
American General Finance Corp., 5.27%, due 04/04/07         $2,800,000     2,798,770
Prudential Funding Corp., 5.24%, due 04/11/07                3,100,000     3,095,488
UBS Finance Delaware LLC, 5.30%, due 04/02/07                2,814,000     2,813,586
                                                                         -----------
      Total Commercial Paper (Cost $8,707,844)                             8,707,844
                                                                         -----------
MONEY MARKET ACCOUNT (less than 0.1% of portfolio)
SSgA Money Market Fund, 4.98% (b)                                1,804         1,804
                                                                         -----------
      Total Money Market Account (Cost $1,804)                                 1,804
                                                                         -----------
TOTAL INVESTMENTS IN SECURITIES (COST $44,040,635) - 100%                $66,964,572
                                                                         ===========

----------
(a)  Non-income producing.

(b)  7-day yield at March 31, 2007.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

                                                    Shares         Value
                                                 -----------   ------------
COMMON STOCKS (93.2% of portfolio)
AUSTRALIA - 1.9%
   Lend Lease Corp., Ltd.                             97,500   $  2,079,199
                                                               ------------
      Total Australia                                             2,079,199
                                                               ------------
FRANCE - 7.0%
   AXA SA                                             75,600      3,222,971
   Carrefour SA                                       23,700      1,736,557
   Schneider Electric SA                              20,300      2,581,224
                                                               ------------
      Total France                                                7,540,752
                                                               ------------
GERMANY - 9.3%
   Adidas AG                                          41,900      2,287,030
   Celesio AG                                         21,400      1,347,093
   Deutsche Post AG                                   69,700      2,106,791
   Metro AG                                           29,100      2,057,421
   Siemens AG                                         21,000      2,246,621
                                                               ------------
      Total Germany                                              10,044,956
                                                               ------------
HONG KONG - 1.6%
   Swire Pacific, Ltd.                               153,500      1,723,561
                                                               ------------
      Total Hong Kong                                             1,723,561
                                                               ------------
ITALY - 6.4%
   Eni SpA                                            58,100      1,885,647
   Finmeccanica SpA                                   77,600      2,336,100
   Unicredito Italiano SpA                           279,100      2,659,183
                                                               ------------
      Total Italy                                                 6,880,930
                                                               ------------
JAPAN - 17.6%
   Bridgestone Corp.                                 103,900      2,079,422
   Daito Trust Construction Co., Ltd.                 39,500      1,859,511
   Kyocera Corp.                                      14,300      1,339,420
   Mitsubishi UFJ Financial Group, Inc.                  178      2,005,996
   Nikon Corp.                                       104,000      2,189,582
   Sumitomo Corp.                                    147,100      2,613,581
   Sumitomo Trust & Banking Co.                      219,000      2,280,504
   Takeda Pharmaceutical Co., Ltd.                    36,500      2,383,527
   Toyota Motor Corp.                                 33,700      2,158,306
                                                               ------------
      Total Japan                                                18,909,849
                                                               ------------
NETHERLANDS - 3.9%
   ABN AMRO Holdings NV                               45,900      1,976,416
   ING Groep NV                                       52,600      2,224,960
                                                               ------------
      Total Netherlands                                           4,201,376
                                                               ------------
REPULIC OF SOUTH KOREA - 1.7%
   LG Electronics                                     25,900      1,765,239
                                                               ------------
      Total Republic of South Korea                               1,765,239
                                                               ------------
SINGAPORE - 4.3%
   Singapore Telecommunications, Ltd.              1,128,900      2,440,191
   United Overseas Bank, Ltd.                        160,900      2,226,762
                                                               ------------
      Total Singapore                                             4,666,953
                                                               ------------

INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                   Shares/
                                                 Face Amount       Value
                                                 -----------   ------------
COMMON STOCKS - CONTINUED
SPAIN - 6.2%
   Banco Bilbao Vizcaya Argentaria SA                 76,200   $  1,871,479
   Iberdrola SA                                       25,900      1,226,420
   Repsol YPF SA                                      23,200        779,776
   Telefonica SA                                     125,600      2,774,171
                                                               ------------
      Total Spain                                                 6,651,846
                                                               ------------
SWEDEN - 2.0%
   Ericsson                                          581,500      2,158,080
                                                               ------------
      Total Sweden                                                2,158,080
                                                               ------------
SWITZERLAND - 8.6%
   Givaudan SA                                         2,100      1,940,654
   Nestle SA                                           6,300      2,449,329
   Swatch Group AG                                     8,900      2,357,158
   Swiss Re                                           26,900      2,451,468
                                                               ------------
      Total Switzerland                                           9,198,609
                                                               ------------
TAIWAN- 1.9%
   Taiwan Semiconductor Manufacturing Company
      Ltd.                                           190,700      2,050,025
                                                               ------------
      Total Taiwan                                                2,050,025
                                                               ------------
UNITED KINGDOM - 20.8%
   AstraZeneca Group PLC                              37,200      1,998,569
   British Sky Broadcast PLC                         203,500      2,254,853
   GlaxoSmithKline PLC                                86,500      2,385,152
   Kingfisher PLC                                    421,800      2,313,698
   Lloyds TSB Group PLC                              183,100      2,020,940
   Pearson PLC                                       141,200      2,419,899
   Royal Bank of Scotland Group PLC                   53,700      2,100,649
   Unilever PLC                                       78,200      2,359,382
   Vodafone Group PLC                                821,474      2,194,016
   WPP Group PLC                                     156,700      2,378,163
                                                               ------------
      Total United Kingdom                                       22,425,321
                                                               ------------
      Total Common Stocks (Cost $84,801,047)                    100,296,696
                                                               ------------
FOREIGN CURRENCY (0.2% of portfolio)
AUSTRALIA - 0.2%
Australian Dollar                                    218,151        176,506
                                                               ------------
      Total Australia                                               176,506
                                                               ------------
EUROPE - less than 0.1% of portfolio
Euro Currency                                            945          1,262
                                                               ------------
      Total Europe                                                    1,262
                                                               ------------
JAPAN - less than 0.1% of portfolio
Japanese Yen                                       1,049,040          8,902
                                                               ------------
      Total Japan                                                     8,902
                                                               ------------
UNITED KINGDOM - less than 0.1% of portfolio
Pound Sterling                                        21,231         41,780
                                                               ------------
      Total United Kingdom                                           41,780
                                                               ------------
      Total Foreign Currency (Cost $228,333)                        228,450
                                                               ------------

INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
(UNAUDITED)

                                                   Shares/
                                                 Face Amount       Value
                                                 -----------   ------------
COMMERCIAL PAPER (6.6% of portfolio)
Nestle Capital Corp., 5.34%, due 04/02/07         $1,925,000   $  1,924,714
UBS Finance Delware LLC, 5.30%, due 04/02/07       5,184,000      5,183,237
                                                               ------------
      Total Commercial Paper (Cost $7,107,951)                    7,107,951
                                                               ------------
MONEY MARKET ACCOUNT (less than 0.1% of
   portfolio)
SSgA Money Market Fund, 4.98% (a)                      4,046          4,046
                                                               ------------
      Total Money Market Account (Cost
         $4,046)                                                      4,046
                                                               ------------
TOTAL INVESTMENTS IN SECURITIES (COST
   $92,141,377) - 100%                                         $107,637,143
                                                               ============

----------
(a)  7-day yield at March 31, 2007.

ADR-American Depository Receipt

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

NASDAQ-100 INDEX TRACKING STOCK(SM) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007
(UNAUDITED)

                                              Shares       Value
                                             --------   ----------
EXCHANGE TRADED FUND (100.0% of portfolio)
PowerShares QQQ(TM)                           171,700   $7,474,101
                                                        ----------
   Total Exchange Traded Fund (Cost
      $6,746,182)                                        7,474,101
                                                        ----------
MONEY MARKET ACCOUNT (less than 0.1% of
   portfolio)
SSgA Money Market Fund, 4.98% (a)               2,330        2,330
                                                        ----------
   Total Money Market Account (Cost $2,330)                  2,330
                                                        ----------
TOTAL INVESTMENTS IN SECURITIES (COST
   $6,748,512) - 100%                                   $7,476,431
                                                        ==========

----------
(a)  7-day yield at March 31, 2007.

On March 31, 2007, substantially all of the assets of the NASDAQ-100 Index Tracking Stock(SM) Fund were invested in shares of the PowerShares QQQ(TM), issued by PowerShares Capital Management, a unit investment trust established to accumulate and hold a portfolio of the equity securities that comprise the NASDAQ-100 Index. More information about the Powershares QQQ(TM) is available in its annual report which may be obtained from the U.S. Securities and Exchange Commission's website (www.sec.gov) through the Filings and Forms (EDGAR) section.

  For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
COMMON STOCKS -- 98.2%
CONSUMER DISCRETIONARY -- 10.6%
Abercrombie & Fitch Co.                                    18,400   $    1,393
Amazon.Com, Inc. (a)                                       65,308        2,599
Apollo Group, Inc. Class A (a)                             29,767        1,307
AutoNation, Inc. (a)                                       31,737          674
AutoZone, Inc. (a)                                         10,722        1,374
Bed Bath & Beyond, Inc. (a)                                58,901        2,366
Best Buy Co., Inc.                                         84,450        4,114
Big Lots, Inc. (a)                                         23,310          729
Black & Decker Corp.                                       13,382        1,092
Brunswick Corp.                                            19,491          621
Carnival Corp.                                             93,213        4,368
CBS Corp. Class B                                         155,295        4,750
Centex Corp.                                               25,255        1,055
Circuit City Stores, Inc.                                  30,132          558
Clear Channel Communications, Inc.                        104,293        3,654
Coach, Inc. (a)                                            77,742        3,891
Comcast Corp. Class A (a)                                 653,576       16,960
D.R. Horton, Inc.                                          58,680        1,291
Darden Restaurants, Inc.                                   31,206        1,285
Dillard's, Inc. Class A                                    12,893          422
DIRECTV Group, Inc. (a)                                   162,800        3,756
Dollar General Corp.                                       66,322        1,403
Dow Jones & Co., Inc.                                      13,869          478
Eastman Kodak Co.                                          61,027        1,377
eBay, Inc. (a)                                            238,597        7,909
EW Scripps Co. Class A                                     17,655          789
Family Dollar Stores, Inc.                                 32,168          953
Federated Department Stores, Inc.                         110,340        4,971
Ford Motor Co.                                            394,699        3,114
Fortune Brands, Inc.                                       32,065        2,527
Gannett Co., Inc.                                          48,894        2,752
Gap, Inc.                                                 110,686        1,905
General Motors Corp.                                      118,247        3,623
Genuine Parts Co.                                          35,806        1,754
Goodyear Tire & Rubber Co. (a)                             37,659        1,175
H&R Block, Inc.                                            69,333        1,459
Harley-Davidson, Inc.                                      54,112        3,179
Harman International Industries, Inc.                      13,843        1,330
Harrah's Entertainment, Inc.                               38,856        3,281
Hasbro, Inc.                                               33,795          967
Hilton Hotels Corp.                                        81,698        2,938
Host Hotels & Resorts, Inc.                               109,000        2,868
Home Depot, Inc.                                          428,922       15,759
International Game Technology                              70,877        2,862
Interpublic Group of Cos., Inc. (a)                        98,468        1,212
JC Penney & Co., Inc.                                      47,036        3,864
Johnson Controls, Inc.                                     41,325        3,910
Jones Apparel Group, Inc.                                  23,454          721
KB HOME                                                    16,714          713

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Kohl's Corp. (a)                                           68,727   $    5,265
Leggett & Platt, Inc.                                      38,073          863
Lennar Corp. Class A                                       29,291        1,236
Limited Brands                                             71,894        1,874
Liz Claiborne, Inc.                                        21,810          935
Lowe's Cos., Inc.                                         320,057       10,079
Marriot International, Inc. Class A                        69,306        3,393
Mattel, Inc.                                               82,595        2,277
McDonald's Corp.                                          252,913       11,394
McGraw-Hill, Inc.                                          74,259        4,669
Meredith Corp.                                              8,273          475
New York Times Co. Class A                                 30,540          718
Newell Rubbermaid, Inc.                                    58,304        1,813
News Corp. Class A                                        493,045       11,399
NIKE, Inc. Class B                                         39,739        4,223
Nordstrom, Inc.                                            47,627        2,521
Office Depot, Inc. (a)                                     57,358        2,016
OfficeMax, Inc.                                            15,868          837
Omnicom Group, Inc.                                        35,130        3,597
Polo Ralph Lauren Corp.                                    13,200        1,164
Pulte Homes, Inc.                                          44,912        1,188
Radioshack Corp.                                           28,842          780
Sears Holdings Corp. (a)                                   17,407        3,136
Sherwin-Williams Co.                                       22,945        1,515
Snap-On, Inc.                                              12,387          596
Stanley Works                                              17,286          957
Staples, Inc.                                             151,206        3,907
Starbucks Corp. (a)                                       157,852        4,950
Starwood Hotels & Resorts Worldwide, Inc.                  45,156        2,928
Target Corp.                                              180,525       10,698
Tiffany & Co.                                              28,759        1,308
Time Warner, Inc.                                         801,851       15,813
TJX Cos., Inc.                                             94,910        2,559
Tribune Co.                                                37,281        1,197
V.F. Corp.                                                 19,047        1,574
Viacom, Inc. Class B (a)                                  145,467        5,980
Walt Disney Co.                                           430,455       14,821
Wendy's International, Inc.                                20,345          637
Whirlpool Corp.                                            16,814        1,428
Wyndham Worldwide Corp. (a)                                39,656        1,354
Yum! Brands, Inc.                                          55,401        3,200
                                                                    ----------
                                                                       289,326
                                                                    ----------
CONSUMER STAPLES -- 9.4%
Altria Group, Inc.                                        440,974       38,722
Anheuser-Busch Cos., Inc.                                 160,176        8,082
Archer-Daniels-Midland Co.                                137,200        5,035
Avon Products, Inc.                                        93,044        3,467
Brown-Forman Corp. Class B                                 16,734        1,097
Campbell Soup Co.                                          45,935        1,789
Clorox Co.                                                 31,810        2,026
Coca-Cola Co.                                             423,283       20,318
Coca-Cola Enterprises, Inc.                                58,882        1,192
Colgate-Palmolive Co.                                     107,877        7,205
ConAgra Foods, Inc.                                       106,284        2,648

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
Constellation Brands, Inc. Class A (a)                     44,639   $      945
Costco Wholesale Corp.                                     94,960        5,113
CVS Corp.                                                 323,707       11,051
Dean Foods Co. (a)                                         26,488        1,238
Estee Lauder Cos, Inc. Class A                             24,385        1,191
General Mills, Inc.                                        72,498        4,221
H.J. Heinz Co.                                             68,840        3,244
Hershey Foods Corp.                                        35,824        1,958
Kellogg Co.                                                52,294        2,689
Kimberly-Clark Corp.                                       95,967        6,573
Kraft Foods, Inc.                                          39,500        1,252
Kroger Co.                                                148,800        4,204
McCormick & Co., Inc.                                      27,887        1,074
Molson Coors Brewing Co., Class B                           9,674          915
Pepsi Bottling Group, Inc.                                 26,642          850
PepsiCo, Inc.                                             344,200       21,877
Procter & Gamble Co.                                      663,057       41,879
Reynolds American, Inc.                                    35,693        2,228
Safeway, Inc.                                              92,587        3,392
Sara Lee Corp.                                            155,720        2,635
SuperValu, Inc.                                            44,243        1,729
Sysco Corp.                                               129,490        4,381
Tyson Foods, Inc., Class A                                 53,567        1,040
UST Corp.                                                  33,753        1,957
Wal-Mart Stores, Inc.                                     516,755       24,262
Walgreen Co.                                              210,277        9,650
Whole Foods Market, Inc.                                   30,393        1,363
Wrigley Wm., Jr. Co.                                       45,715        2,328
                                                                    ----------
                                                                       256,820
                                                                    ----------
ENERGY -- 9.6%
Anadarko Petroleum Corp.                                   97,312        4,182
Apache Corp.                                               69,548        4,917
Baker Hughes, Inc.                                         67,198        4,444
BJ Services Co.                                            61,608        1,719
Chesapeake Energy Corp.                                    86,750        2,679
ChevronTexaco Corp.                                       453,442       33,537
ConocoPhillips                                            345,486       23,614
Devon Energy Corp.                                         93,414        6,466
El Paso Corp.                                             145,454        2,105
ENSCO International, Inc.                                  32,300        1,757
EOG Resources, Inc.                                        50,928        3,633
ExxonMobil Corp.                                        1,196,472       90,274
Halliburton Co.                                           211,554        6,715
Hess Corp.                                                 56,466        3,132
Kinder Morgan, Inc.                                        22,309        2,375
Marathon Oil Corp.                                         72,594        7,174
Murphy Oil Corp.                                           39,423        2,105
Nabors Industries, Ltd. (a)                                58,439        1,734
National Oilwell Varco, Inc. (a)                           36,616        2,848
Noble Corp.                                                27,913        2,196
Occidental Petroleum Corp.                                176,115        8,684
Rowan Cos., Inc.                                           23,512          763

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Schlumberger, Ltd.                                        247,697   $   17,116
Smith International, Inc.                                  41,932        2,015
Sunoco, Inc.                                               25,042        1,764
Transocean, Inc. (a)                                       61,304        5,009
Valero Energy Corp.                                       126,905        8,184
Weatherford International Ltd. (a)                         70,929        3,199
Williams Cos., Inc.                                       124,532        3,544
XTO Energy, Inc.                                           77,341        4,239
                                                                    ----------
                                                                       262,123
                                                                    ----------
FINANCIALS -- 21.3%
ACE, Ltd.                                                  68,670        3,918
AFLAC, Inc.                                               103,344        4,863
Allstate Corp.                                            129,923        7,803
Ambac Financial Group, Inc.                                21,817        1,885
American Express Co.                                      250,577       14,133
American International Group, Inc.                        546,710       36,750
Ameriprise Financial, Inc.                                 50,455        2,883
AON Corp.                                                  62,631        2,377
Apartment Investment & Management Co. Class A              20,465        1,181
Archstone-Smith Trust                                      46,342        2,515
AvalonBay Communities, Inc.                                16,700        2,171
Bank of America Corp.                                     939,821       47,950
Bank of New York Co., Inc.                                158,684        6,435
BB&T Corp.                                                113,473        4,655
Bear Stearns Cos., Inc.                                    25,179        3,786
Boston Properties, Inc.                                    24,976        2,932
Capital One Financial Corp.                                85,884        6,481
CB Richard Ellis Group, Inc. Class A (a)                   39,300        1,343
Charles Schwab Corp.                                      214,077        3,915
Chicago Mercantile Exchange Holdings, Inc.                  7,359        3,918
Chubb Corp.                                                85,849        4,436
Cincinnati Financial Corp.                                 37,219        1,578
CIT Group, Inc.                                            40,931        2,166
Citigroup, Inc.                                         1,030,242       52,893
Comerica, Inc.                                             32,739        1,936
Commerce Bancorp, Inc.                                     39,823        1,329
Compass Bancshares, Inc.                                   27,885        1,918
Countrywide Financial Corp.                               123,990        4,171
Developers Diversified Realty Corp.                        26,500        1,667
E*Trade Financial Corp. (a)                                89,782        1,905
Equity Residential                                         61,800        2,981
Fannie Mae                                                203,369       11,100
Federal Home Loan Mortgage Corp.                          145,603        8,662
Federated Investors, Inc. Class B                          19,160          704
Fidelity National Information Services, Inc.               34,398        1,564
Fifth Third Bancorp                                       117,069        4,529

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
FINANCIALS -- (CONTINUED)
First Horizon National Corp.                               26,398   $    1,096
Franklin Resources, Inc.                                   34,954        4,223
Genworth Financial, Inc. Class A                           92,501        3,232
Goldman Sachs Group, Inc.                                  86,456       17,864
Hartford Financial Services Group, Inc.                    67,289        6,431
Hudson City Bancorp, Inc.                                 104,000        1,423
Huntington Bancshares, Inc.                                50,511        1,104
J.P. Morgan Chase & Co.                                   729,942       35,316
Janus Capital Group, Inc.                                  38,356          802
KeyCorp                                                    83,175        3,117
Kimco Realty Corp.                                         47,043        2,293
Legg Mason, Inc.                                           27,386        2,580
Lehman Brothers Holdings, Inc.                            110,592        7,749
Lincoln National Corp.                                     58,082        3,937
Loews Corp.                                                94,744        4,304
M & T Bank Corp.                                           15,952        1,848
Marsh & McLennan Cos., Inc.                               115,100        3,371
Marshall & Ilsley Corp.                                    53,160        2,462
MBIA, Inc.                                                 28,347        1,856
Mellon Financial Corp.                                     87,395        3,770
Merrill Lynch & Co., Inc.                                 185,813       15,175
MetLife, Inc.                                             158,209        9,991
MGIC Investment Corp.                                      17,618        1,038
Moody's Corp.                                              49,087        3,046
Morgan Stanley                                            223,752       17,623
National City Corp.                                       124,667        4,644
Northern Trust Corp.                                       39,664        2,385
Plum Creek Timber Co., Inc.                                37,598        1,482
PNC Financial Services Group, Inc.                         72,711        5,233
Principal Financial Group, Inc.                            56,328        3,372
Progressive Corp.                                         156,499        3,415
ProLogis                                                   53,916        3,501
Prudential Financial, Inc.                                 98,521        8,893
Public Storage, Inc.                                       25,580        2,422
Realogy Corp. (a)                                          45,539        1,348
Regions Financial Corp.                                   153,117        5,416
SAFECO Corp.                                               22,341        1,484
Simon Property Group, Inc.                                 46,509        5,174
SLM Corp.                                                  86,213        3,526
Sovereign Bancorp, Inc.                                    75,843        1,929
State Street Corp. (b)                                     69,644        4,509
SunTrust Banks, Inc.                                       74,513        6,188
Synovus Financial Corp.                                    67,619        2,187
T. Rowe Price Group, Inc.                                  55,753        2,631
Torchmark Corp.                                            20,842        1,367
Travelers Cos, Inc.                                       141,882        7,345
U.S. Bancorp                                              372,189       13,015
UnumProvident Corp.                                        71,962        1,657
Vornado Realty Trust                                       27,380        3,268
Wachovia Corp.                                            400,444       22,044

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Washington Mutual, Inc.                                   186,866   $    7,546
Wells Fargo Co.                                           710,010       24,446
Western Union Co.                                         162,210        3,561
XL Capital, Ltd. Class A                                   37,651        2,634
Zions Bancorp                                              23,090        1,952
                                                                    ----------
                                                                       579,658
                                                                    ----------
HEALTH CARE -- 11.6%
Abbott Laboratories                                       324,285       18,095
Aetna, Inc.                                               108,491        4,751
Allergan, Inc.                                             32,190        3,567
AmerisourceBergen Corp.                                    39,665        2,092
Amgen, Inc. (a)                                           245,349       13,710
Applera Corp. - Applied Biosystems Group                   38,887        1,150
Barr Pharmaceuticals, Inc. (a)                             22,571        1,046
Bausch & Lomb, Inc.                                        11,461          586
Baxter International, Inc.                                136,457        7,187
Becton, Dickinson & Co.                                    51,591        3,967
Biogen Idec, Inc. (a)                                      72,001        3,195
Biomet, Inc.                                               51,003        2,167
Boston Scientific Corp. (a)                               246,791        3,588
Bristol-Myers Squibb Co.                                  424,428       11,782
C.R. Bard, Inc.                                            22,163        1,762
Cardinal Health, Inc.                                      84,134        6,138
Celgene Corp. (a)                                          79,300        4,160
CIGNA Corp.                                                20,463        2,919
Coventry Health Care, Inc. (a)                             33,505        1,878
Eli Lilly & Co.                                           207,348       11,137
Express Scripts, Inc. (a)                                  28,491        2,300
Forest Laboratories, Inc. (a)                              66,817        3,437
Genzyme Corp. (a)                                          54,878        3,294
Gilead Sciences, Inc. (a)                                  97,602        7,467
Hospira, Inc. (a)                                          33,139        1,355
Humana, Inc. (a)                                           35,034        2,033
IMS Health, Inc.                                           42,114        1,249
Johnson & Johnson                                         608,181       36,649
King Pharmaceuticals, Inc. (a)                             51,693        1,017
Laboratory Corp. of America Holdings (a)                   25,682        1,865
Manor Care, Inc.                                           15,700          853
McKesson Corp.                                             61,829        3,619
Medco Health Solutions, Inc. (a)                           60,467        4,386
MedImmune, Inc. (a)                                        49,923        1,817
Medtronic, Inc.                                           241,962       11,871
Merck & Co., Inc.                                         455,242       20,108
Millipore Corp. (a)                                        11,363          824
Mylan Laboratories Inc.                                    51,501        1,089
Patterson Cos., Inc. (a)                                   29,491        1,047
Pfizer, Inc.                                            1,489,288       37,619
Quest Diagnostics, Inc.                                    33,407        1,666
Schering-Plough Corp.                                     312,204        7,964
St. Jude Medical, Inc. (a)                                 72,328        2,720
Stryker Corp.                                              62,305        4,132
Tenet Healthcare Corp. (a)                                100,121          644

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
HEALTH CARE -- (CONTINUED)
Thermo Electron Corp. (a)                                  88,381   $    4,132
UnitedHealth Group, Inc.                                  284,559       15,073
Varian Medical Systems, Inc. (a)                           27,800        1,326
Watson Pharmaceuticals, Inc. (a)                           22,071          583
Wellpoint, Inc. (a)                                       128,688       10,437
Wyeth                                                     282,921       14,155
Zimmer Holdings, Inc. (a)                                  49,981        4,269
                                                                    ----------
                                                                       315,877
                                                                    ----------
INDUSTRIALS -- 10.7%
3M Co.                                                    154,182       11,784
Allied Waste Industries, Inc. (a)                          53,935          679
American Standard Cos., Inc.                               36,736        1,948
Avery Dennison Corp.                                       19,233        1,236
Boeing Co.                                                165,871       14,748
Burlington Northern Santa Fe Corp.                         75,490        6,072
Caterpillar, Inc.                                         135,703        9,096
CH Robinson Worldwide, Inc.                                36,400        1,738
Cintas Corp.                                               28,972        1,046
Cooper Industries, Ltd.                                    38,364        1,726
CSX Corp.                                                  91,041        3,646
Cummins, Inc.                                              10,908        1,579
Danaher Corp.                                              49,582        3,543
Deere & Co.                                                47,694        5,181
Domtar Corp. (a)                                               11           --
Dover Corp.                                                43,047        2,101
Eaton Corp.                                                31,077        2,597
Emerson Electric Co.                                      167,708        7,227
Equifax, Inc.                                              26,552          968
FedEx Corp.                                                64,549        6,934
Fluor Corp.                                                18,464        1,657
General Dynamics Corp.                                     85,078        6,500
General Electric Co.                                    2,160,951       76,411
Goodrich Co.                                               26,537        1,366
Honeywell International, Inc.                             167,984        7,737
Illinois Tool Works, Inc.                                  86,906        4,484
Ingersoll-Rand Co. Class A                                 63,913        2,772
ITT Industries, Inc.                                       38,426        2,318
L-3 Communications Holdings, Inc.                          25,981        2,273
Lockheed Martin Corp.                                      74,607        7,238
Masco Corp.                                                82,137        2,251
Monster Worldwide, Inc. (a)                                27,276        1,292
Norfolk Southern Corp.                                     83,034        4,201
Northrop Grumman Corp.                                     73,606        5,463
PACCAR, Inc.                                               52,020        3,818
Pall Corp.                                                 26,056          990
Parker-Hannifin Corp.                                      24,503        2,115
Pitney Bowes, Inc.                                         45,785        2,078
R.R. Donnelley & Sons Co.                                  46,603        1,705
Raytheon Co.                                               93,311        4,895

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
Robert Half International, Inc.                            35,627   $    1,319
Rockwell Automation, Inc.                                  34,836        2,086
Rockwell Collins, Inc.                                     35,332        2,365
Ryder Systems, Inc.                                        12,921          637
Southwest Airlines Co.                                    165,060        2,426
Terex Corp. (a)                                            21,600        1,550
Textron, Inc.                                              26,158        2,349
Tyco International, Ltd.                                  415,481       13,108
Union Pacific Corp.                                        56,918        5,780
United Parcel Service, Inc. Class B                       224,116       15,711
United Technologies Corp.                                 209,283       13,603
W.W. Grainger, Inc.                                        15,559        1,202
Waste Management, Inc.                                    111,937        3,852
                                                                    ----------
                                                                       291,401
                                                                    ----------
INFORMATION TECHNOLOGY -- 14.3%
ADC Telecommunications, Inc. (a)                           25,096          420
Adobe Systems, Inc. (a)                                   123,625        5,155
Advanced Micro Devices, Inc. (a)                          118,005        1,541
Affiliated Computer Services, Inc. Class A (a)             21,279        1,253
Agilent Technologies, Inc. (a)                             85,267        2,873
Altera Corp. (a)                                           74,916        1,498
Analog Devices, Inc.                                       70,095        2,418
Apple Computer, Inc. (a)                                  181,151       16,831
Applied Materials, Inc.                                   293,579        5,378
Autodesk, Inc. (a)                                         48,683        1,831
Automatic Data Processing, Inc.                           115,706        5,600
Avaya, Inc. (a)                                            96,517        1,140
BMC Software, Inc. (a)                                     43,571        1,342
Broadcom Corp. Class A (a)                                 98,079        3,145
CA, Inc.                                                   86,400        2,239
CIENA Corp. (a)                                            18,068          505
Cisco Systems, Inc. (a)                                 1,269,297       32,405
Citrix Systems, Inc. (a)                                   38,374        1,229
Cognizant Technology Solutions Corp. Class A (a)           30,000        2,648
Computer Sciences Corp. (a)                                36,395        1,897
Compuware Corp. (a)                                        69,703          662
Convergys Corp. (a)                                        29,296          744
Corning, Inc. (a)                                         329,217        7,486
Dell, Inc. (a)                                            477,394       11,080
Electronic Arts, Inc. (a)                                  65,203        3,284
Electronic Data Systems Corp.                             108,029        2,990
EMC Corp. (a)                                             443,579        6,144
First Data Corp.                                          158,210        4,256
Fiserv, Inc. (a)                                           35,662        1,892
Google, Inc. Class A (a)                                   45,701       20,938
Hewlett-Packard Co.                                       562,463       22,577
IAC (a)                                                    45,600        1,720
Intel Corp.                                             1,211,918       23,184

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
International Business Machines Corp.                     316,385   $   29,822
Intuit, Inc. (a)                                           71,928        1,968
Jabil Circuit, Inc.                                        39,235          840
Juniper Networks, Inc. (a)                                119,575        2,353
KLA-Tencor Corp.                                           41,996        2,239
Lexmark International Group, Inc. Class A (a)              20,769        1,214
Linear Technology Corp.                                    62,875        1,986
LSI Logic Corp. (a)                                       161,899        1,690
Maxim Integrated Products, Inc.                            67,368        1,981
Micron Technology, Inc. (a)                               158,615        1,916
Microsoft Corp.                                         1,810,917       50,470
Molex, Inc.                                                30,103          849
Motorola, Inc.                                            502,319        8,876
National Semiconductor Corp.                               59,615        1,439
NCR Corp. (a)                                              38,303        1,830
Network Appliance, Inc. (a)                                78,013        2,849
Novell, Inc. (a)                                           72,067          520
Novellus Systems, Inc. (a)                                 26,250          841
NVIDIA Corp. (a)                                           74,736        2,151
Oracle Corp. (a)                                          838,587       15,204
Paychex, Inc.                                              70,651        2,676
PerkinElmer, Inc.                                          26,140          633
PMC-Sierra, Inc. (a)                                       44,562          312
QLogic Corp. (a)                                           33,495          569
QUALCOMM, Inc.                                            348,070       14,849
Sabre Holdings Corp. Class A                               28,111          921
SanDisk Corp. (a)                                          47,829        2,095
Sanmina-SCI Corp. (a)                                     113,211          410
Solectron Corp. (a)                                       194,319          612
Sun Microsystems, Inc. (a)                                756,709        4,548
Symantec Corp. (a)                                        194,288        3,361
Tektronix, Inc.                                            17,485          492
Tellabs, Inc. (a)                                          93,871          929
Teradyne, Inc. (a)                                         40,322          667
Texas Instruments, Inc.                                   303,318        9,130
Unisys Corp. (a)                                           73,207          617
VeriSign, Inc. (a)                                         52,062        1,308
Waters Corp. (a)                                           21,525        1,248
Xerox Corp. (a)                                           199,389        3,368
Xilinx, Inc.                                               68,929        1,774
Yahoo!, Inc. (a)                                          256,602        8,029
                                                                      --------
                                                                       387,891
                                                                      --------
MATERIALS -- 3.2%
Air Products & Chemicals, Inc.                             45,535        3,368
Alcoa, Inc.                                               182,719        6,194
Allegheny Technologies, Inc.                               21,396        2,283
Ashland, Inc.                                              12,122          795
Ball Corp.                                                 22,139        1,015
Bemis Co., Inc.                                            22,298          745
Consol Energy, Inc.                                        38,821        1,519
Dow Chemical Co.                                          201,534        9,242

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
E.I. Du Pont de Nemours & Co.                             194,249   $    9,602
Eastman Chemical Co.                                       17,517        1,109
Ecolab, Inc.                                               37,444        1,610
Freeport-McMoRan Copper & Gold, Inc. Class B               78,782        5,215
Hercules, Inc. (a)                                         24,173          472
International Flavors & Fragrances, Inc.                   16,557          782
International Paper Co.                                    95,157        3,464
MeadWestvaco Corp.                                         38,508        1,188
Monsanto Co.                                              114,251        6,279
Newmont Mining Corp.                                       94,439        3,966
Nucor Corp.                                                63,212        4,117
Pactiv Corp. (a)                                           28,255          953
Peabody Energy Corp.                                       55,600        2,237
PPG Industries, Inc.                                       34,099        2,398
Praxair, Inc.                                              67,634        4,258
Rohm & Haas Co.                                            30,191        1,561
Sealed Air Corp.                                           34,180        1,080
Sigma-Aldrich Corp.                                        27,974        1,161
Temple-Inland, Inc.                                        22,700        1,356
United States Steel Corp.                                  24,883        2,468
Vulcan Materials Co.                                       19,960        2,325
Weyerhaeuser Co.                                           44,440        3,321
                                                                      --------
                                                                        86,083
                                                                      --------
TELECOMMUNICATION SERVICES -- 3.7%
ALLTEL Corp.                                               75,654        4,691
AT&T, Inc.                                              1,312,207       51,740
CenturyTel, Inc.                                           22,685        1,025
Citizens Communications Co.                                71,190        1,064
Embarq Corp.                                               32,143        1,811
JDS Uniphase Corp. (a)                                     44,804          682
Qwest Communications International, Inc. (a)              329,580        2,963
Sprint Corp. (Fon Group)                                  609,976       11,565
Verizon Communications, Inc.                              611,527       23,189
Windstream Corp.                                          101,256        1,488
                                                                      --------
                                                                       100,218
                                                                      --------
UTILITIES -- 3.8%
AES Corp. (a)                                             138,551        2,982
Allegheny Energy, Inc. (a)                                 34,508        1,696
Ameren Corp.                                               42,878        2,157
American Electric Power Co., Inc.                          82,714        4,032
CenterPoint Energy, Inc.                                   66,500        1,193
CMS Energy Corp.                                           47,251          841
Consolidated Edison, Inc.                                  53,585        2,736
Constellation Energy Group, Inc.                           37,622        3,271
Dominion Resources, Inc.                                   73,321        6,509
DTE Energy Co.                                             37,263        1,785
Duke Energy Corp.                                         263,628        5,349
Dynegy Inc. Class A (a)                                    80,380          744
Edison International                                       68,178        3,349

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

                                                                      MARKET
                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------   ----------
UTILITIES -- (CONTINUED)
Entergy Corp.                                              41,681   $    4,373
Exelon Corp.                                              140,821        9,676
FirstEnergy Corp.                                          66,931        4,433
FPL Group, Inc.                                            84,845        5,190
Integrys Energy Group, Inc.                                15,748          874
KeySpan Corp.                                              37,221        1,532
Nicor, Inc.                                                 9,543          462
NiSource, Inc.                                             58,048        1,419
PG&E Corp.                                                 73,754        3,560
Pinnacle West Capital Corp.                                21,247        1,025
PPL Corp.                                                  80,888        3,308
Progress Energy, Inc.                                      54,076        2,728
Public Service Enterprise Group, Inc.                      52,889        4,392
Questar Corp.                                              18,100        1,615
Sempra Energy                                              54,762        3,341
Southern Co.                                              157,349        5,767
Spectra Energy Corp.                                      131,114        3,444
TECO Energy, Inc.                                          44,414          764
TXU Corp.                                                  96,501        6,186
Xcel Energy, Inc.                                          85,665        2,115
                                                                    ----------
                                                                       102,848
                                                                    ----------
TOTAL COMMON STOCKS
(Cost $1,703,092,531)                                                2,672,245
                                                                    ----------

                                                           PAR
                                                          AMOUNT
                                                          (000)
                                                        ---------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
4.9% due 06/07/07(c) (d)                                $   4,299        4,260
                                                                    ----------

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,260,065)                                                        4,260
                                                                    ----------

                                                          SHARES
                                                          (000)
                                                        ---------
MONEY MARKET FUNDS -- 2.3%
AIM Short Term Investment Prime Portfolio                  62,221       62,223
Federated Money Market Obligations Trust                      531          531
                                                                    ----------
TOTAL MONEY MARKET FUNDS
(Cost $62,753,770)                                                      62,754
                                                                    ----------
TOTAL INVESTMENTS-- 100.7%
(identified cost $1,770,106,366) (e) (f)                             2,739,259

LIABILITIES IN EXCESS OF ASSETS -- (0.7)%                              (18,085)
                                                                    ----------
NET ASSETS -- 100%                                                  $2,721,174
                                                                    ----------

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Rate represents annualized yield at date of purchase.

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007 was $1,026,257,377 and $57,104,789,
     respectively, resulting in net unrealized appreciation of investments of $969,152,588.

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                   Number     Unrealized
                                     of      Appreciation
                                 Contracts      (000)
                                 ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
   Contracts (long) Expiration
   Date 06/2007                     986          $647
                                                 ----
Total unrealized appreciation
   on open futures contracts
   purchased                                     $647
                                                 ====

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at March 31, 2007 is listed in the Portfolio of Investments.

                                                                                               Income Earned   Realized
                                                              Shares sold                        for the 3       Gain
                                          Shares purchased     for the 3                        Months ended   on shares
     Security         Number of shares    for the 3 Months   Months ended   Number of shares      3/31/07        sold
   Description       held at 12/31/2006     ended 3/31/07       3/31/07      held at 3/31/07       (000)         (000)
   -----------       ------------------   ----------------   ------------   ----------------   -------------   ---------
State Street Corp.         69,744               2,700            2.800             69,644           $15           $54

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The President and Treasurer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.


(b) Internal Control. There were no changes in registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Homestead Funds, Inc.
            ---------------------


By: /s/ Peter R. Morris
    -------------------
Name:  Peter R. Morris
Title:  Director and President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ Peter R. Morris
   --------------------
Name:  Peter R. Morris
Title:  Director and President

Date: May 30, 2007



By: /s/ Sheri Cooper
    ----------------
Name:  Sheri Cooper
Title:  Treasurer

Date: May 30, 2007